T. ROWE PRICE Multi-Strategy Total Return Fund
July 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 365,000 396
Total Albania (Cost
$387
)
396
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  545,000 484
Republic of Angola, 8.75%, 4/14/32 (USD)  200,000 176
Total Angola (Cost
$630
)
660
ARGENTINA 0.1%
Common Stocks 0.0%
Globant (USD) (2) 159 28
MercadoLibre (USD) (2) 55 68
Tenaris, ADR (USD)  213 7
103
Government Bonds 0.1%
Argentine Republic, STEP, 3.625%, 7/9/35 (USD)  550,000 172
172
Total Argentina (Cost
$254
)
275
AUSTRALIA 0.0%
Common Stocks 0.0%
BHP Group  943 29
Goodman Group  843 12
IGO  917 9
Newcrest Mining  561 10
Northern Star Resources  2,710 21
Pilbara Minerals  1,977 7
Rio Tinto  206 16
Total Australia (Cost
$88
)
104
AUSTRIA 0.5%
Common Stocks 0.0%
BAWAG Group  172 9

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
OMV  451 20
29
Corporate Bonds 0.3%
Benteler International, 9.375%, 5/15/28 (1) 285,000 319
Benteler International, 10.50%, 5/15/28 (USD) (1) 605,000 614
933
Government Bonds 0.2%
Republic of Austria, 0.85%, 6/30/2120 (1) 1,350,000 558
558
Total Austria (Cost
$1,563
)
1,520
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 310,000 256
Total Bahamas (Cost
$244
)
256
BRAZIL 0.9%
Common Stocks 0.0%
Minerva  5,439 11
NU Holdings, Class A (USD) (2) 3,485 28
Suzano  1,563 16
55
Corporate Bonds 0.5%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  260,000 222
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 200,000 159
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,180,000 990
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 261
MercadoLibre, 3.125%, 1/14/31 (USD)  200,000 161
1,793
Government Bonds 0.4%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  4,235,000 889
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  1,678,000 343
1,232
Total Brazil (Cost
$3,117
)
3,080

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
CANADA 1.3%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 305,000 209
209
Bank Loans 0.0% (3)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 9.75%, 3/27/28 (4) 168,601 127
127
Common Stocks 0.6%
Agnico Eagle Mines (USD)  351 18
Brookfield (USD) (5) 646 23
Cameco (USD) (5) 1,169 41
Canadian Natural Resources  398 24
Canadian Pacific Kansas City (USD) (5) 8,915 734
Constellation Software  12 25
Descartes Systems Group (USD) (2) 133 10
ERO Copper (2) 1,104 27
First Quantum Minerals  2,144 64
Franco-Nevada  185 27
Magna International (USD)  241 16
MDA (2) 5,823 37
Nutrien (USD)  3,912 270
Shopify, Class A (USD) (2) 7,938 536
Suncor Energy  1,348 42
Teck Resources, Class B (USD)  458 20
Tourmaline Oil  212 11
Whitecap Resources  2,044 16
1,941
Corporate Bonds 0.6%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (1) 1,205,000 1,197
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (6) 200,000 205
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  570,000 571
1,973
Total Canada (Cost
$3,976
)
4,250
CHILE 0.4%
Corporate Bonds 0.2%
AES Andes, VR, 7.125%, 3/26/79 (USD) (6) 310,000 297

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 189
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 288
774
Government Bonds 0.2%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 455,000,000 574
574
Total Chile (Cost
$1,391
)
1,348
CHINA 0.8%
Common Stocks 0.3%
58.com (USD) (2)(4) 22,100 —
Alibaba Group Holding (HKD) (2) 4,500 58
BeiGene, ADR (USD) (2) 78 17
Beijing Capital International Airport, Class H (HKD) (2) 34,000 22
H World Group, ADR (USD) (2) 487 23
Jiumaojiu International Holdings (HKD)  139,000 274
Kanzhun, ADR (USD) (2) 6,043 113
Legend Biotech, ADR (USD) (2) 231 18
Li Ning (HKD)  3,000 18
Tencent Holdings (HKD)  10,309 474
Wuxi Biologics Cayman (HKD) (2) 500 3
Zai Lab, ADR (USD) (2) 177 5
1,025
Common Stocks - China A Shares 0.0%
Estun Automation, A Shares (CNH)  3,300 11
Fuyao Glass Industry Group, A Shares (CNH)  4,800 26
Kweichow Moutai, A Shares (CNH)  100 26
NARI Technology, A Shares (CNH)  10,713 36
Shenzhen Inovance Technology, A Shares (CNH)  1,700 17
116
Convertible Bonds 0.2%
PDD Holdings, Zero Coupon, 12/1/25 (USD)  325,000 319
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  300,000 254
573
Corporate Bonds 0.3%
AAC Technologies Holdings, 2.625%, 6/2/26 (USD)  270,000 234
Country Garden Holdings, 3.30%, 1/12/31 (USD)  360,000 50
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (2)(7) 1,515,000 72
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 133
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (2)(7) 200,000 16
Times China Holdings, 6.75%, 7/8/25 (USD) (2)(7) 200,000 10

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 285
800
Total China (Cost
$3,159
)
2,514
COLOMBIA 0.9%
Corporate Bonds 0.4%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 315,000 252
Banco de Bogota, 6.25%, 5/12/26 (USD)  310,000 301
Bancolombia, VR, 6.909%, 10/18/27 (USD) (6) 250,000 246
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 283
Geopark, 5.50%, 1/17/27 (USD)  300,000 258
1,340
Government Bonds 0.5%
Republic of Colombia, 4.50%, 1/28/26 (USD)  200,000 193
Republic of Colombia, Series B, 7.00%, 3/26/31  2,820,000,000 604
Republic of Colombia, Series B, 13.25%, 2/9/33  3,050,500,000 916
1,713
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $14 (USD) (2)(8) † 18
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $37 (USD) (2)(8) † 37
55
Total Colombia (Cost
$2,786
)
3,108
CYPRUS 0.1%
Government Bonds 0.1%
Republic of Cyprus, 2.75%, 5/3/49  210,000 184
Total Cyprus (Cost
$166
)
184
CZECH REPUBLIC 0.3%
Government Bonds 0.3%
Czech Republic Government Bond, Series 125, 1.50%, 4/24/40  18,750,000 587
Czech Republic Government Bond, Series 138, 1.75%, 6/23/32  12,610,000 484
Total Czech Republic (Cost
$993
)
1,071

T. ROWE PRICE Multi-Strategy Total Return Fund
6
Shares/Par $ Value
(Cost and value in $000s)
DENMARK 0.0%
Common Stocks 0.0%
Ascendis Pharma, ADR (USD) (2) 115 10
Genmab (2) 26 11
Novo Nordisk, ADR (USD)  98 16
Total Denmark (Cost
$34
)
37
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 5.95%, 1/25/27 (USD)  310,000 307
Dominican Republic, 6.00%, 7/19/28 (USD)  230,000 226
Total Dominican Republic (Cost
$543
)
533
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, STEP, 6.00%, 7/31/30 (USD) (1) 560,000 268
Total Ecuador (Cost
$293
)
268
FRANCE 0.6%
Common Stocks 0.3%
Airbus  3,854 568
Alstom  968 30
AXA  696 21
Eurofins Scientific (5) 261 18
Hermes International  21 47
LVMH Moet Hennessy Louis Vuitton  113 105
Pernod Ricard  150 33
Remy Cointreau  71 12
Safran  306 51
Schneider Electric  266 47
SPIE  704 21
TotalEnergies  1,187 72
1,025
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (2)
(4)(8) 8 6

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.3%
Altice France Holding, 4.00%, 2/15/28  100,000 36
Electricite de France, VR, 9.125% (USD) (1)(6)(9) 500,000 527
IPD 3, 8.00%, 6/15/28 (1) 275,000 312
Societe Generale, VR, 8.00% (USD) (6)(9) 200,000 194
1,069
Total France (Cost
$1,834
)
2,100
GEORGIA 0.1%
Corporate Bonds 0.1%
Georgian Railway, 4.00%, 6/17/28 (USD)  310,000 270
Total Georgia (Cost
$276
)
270
GERMANY 0.6%
Common Stocks 0.3%
BASF  173 9
Covestro (2) 297 16
Daimler Truck Holding  883 33
Infineon Technologies  4,153 183
KION Group  420 18
SAP  3,859 526
Siemens  511 87
Zalando (2) 190 7
879
Corporate Bonds 0.1%
TK Elevator Holdco, 7.625%, 7/15/28 (USD) (1) 400,000 372
372
Preferred Stocks 0.2%
Sartorius (5) 1,776 733
Volkswagen  103 13
746
Total Germany (Cost
$1,808
)
1,997
GHANA 0.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  655,000 616
Total Ghana (Cost
$613
)
616

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  300,000 286
Republic of Guatemala, 4.90%, 6/1/30 (USD) (5) 300,000 283
Total Guatemala (Cost
$601
)
569
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  62,400 624
Samsonite International (2) 3,300 10
Techtronic Industries  44,000 500
Techtronic Industries, ADR (USD) (5) 358 20
Total Hong Kong (Cost
$1,065
)
1,154
HUNGARY 0.5%
Common Stocks 0.0%
OTP Bank  5,488 200
Wizz Air Holdings (GBP) (2) 37 1
201
Corporate Bonds 0.1%
OTP Bank, VR, 7.50%, 5/25/27 (USD) (6) 230,000 231
231
Government Bonds 0.4%
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD) (1) 200,000 200
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 233
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  240,330,000 568
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  52,640,000 101
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 252
1,354
Total Hungary (Cost
$1,674
)
1,786
INDIA 0.8%
Common Stocks 0.3%
Container Corp. of India  2,479 21
HDFC Bank  22,472 451
ICICI Bank  38,820 472
Larsen & Toubro  1,010 33

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Voltas  380 4
981
Corporate Bonds 0.3%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  283,650 222
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  267,000 198
HDFC Bank, VR, 3.70% (USD) (6)(9) 310,000 271
JSW Infrastructure, 4.95%, 1/21/29 (USD)  250,000 220
911
Government Bonds 0.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  300,000 241
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  300,000 282
Republic of India, 6.45%, 10/7/29  32,000,000 377
900
Total India (Cost
$2,849
)
2,792
INDONESIA 0.6%
Corporate Bonds 0.4%
Bank Negara Indonesia Persero, VR, 4.30% (USD) (6)(9) 620,000 519
Cikarang Listrindo, 4.95%, 9/14/26 (USD)  300,000 285
Minejesa Capital, 4.625%, 8/10/30 (USD)  300,000 276
Pakuwon Jati, 4.875%, 4/29/28 (USD) (5) 300,000 273
1,353
Government Bonds 0.2%
Republic of Indonesia, 2.15%, 7/28/31 (USD)  320,000 264
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  4,680,000,000 322
586
Total Indonesia (Cost
$1,883
)
1,939
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 131
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 252
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.936%, 9/29/23
(USD)  150,000 150
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 275,000 273
Total Ireland (Cost
$869
)
806

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
ISRAEL 0.7%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(6) 300,000 257
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD) (1)(6) 325,000 291
Energian Israel Finance, 4.875%, 3/30/26 (USD) (1) 280,000 261
809
Government Bonds 0.5%
State of Israel, Series 0347, 3.75%, 3/31/47  5,054,000 1,295
State of Israel, Series 1152, 2.80%, 11/29/52  1,035,000 216
1,511
Total Israel (Cost
$2,633
)
2,320
ITALY 1.3%
Common Stocks 0.3%
Davide Campari-Milano  1,982 27
Ferrari (USD)  1,841 590
GVS (2) 1,575 10
PRADA (HKD)  61,900 440
1,067
Corporate Bonds 0.1%
Enel Finance International, 7.75%, 10/14/52 (USD) (1) 200,000 236
236
Government Bonds 0.9%
Italy Buoni Poliennali Del Tesoro, Series 2Y, 3.60%, 9/29/25  2,818,000 3,095
3,095
Total Italy (Cost
$4,067
)
4,398
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  560,000 536
Republic of Ivory Coast, 6.375%, 3/3/28 (USD) (5) 310,000 304
Total Ivory Coast (Cost
$813
)
840
JAPAN 0.8%
Common Stocks 0.8%
Asics  700 22
Astellas Pharma  500 7

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Daiichi Sankyo  33,000 1,016
Daikin Industries  300 61
Food & Life  600 12
Harmonic Drive Systems  10,700 295
Hoshizaki  1,300 50
Industrial & Infrastructure Fund Investment (5) 3 3
Keyence  1,100 494
Mitsubishi UFJ Financial Group  40,800 328
Mitsui Fudosan  700 14
Miura (5) 1,300 33
Nippon Sanso Holdings  1,400 34
Recruit Holdings  500 17
Seven & i Holdings  500 21
Sony Group, ADR (USD)  428 40
Suzuki Motor  500 20
Tokyo Electron  100 15
Total Japan (Cost
$2,169
)
2,482
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  300,000 280
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1)(5) 200,000 204
Total Jordan (Cost
$475
)
484
KAZAKHSTAN 0.2%
Common Stocks 0.0%
NAC Kazatomprom, GDR (USD)  112 3
3
Corporate Bonds 0.2%
KazMunayGas National, 5.375%, 4/24/30 (USD)  310,000 292
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  300,000 231
523
Total Kazakhstan (Cost
$561
)
526
LUXEMBOURG 0.2%
Bank Loans 0.2% (3)
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 9.772%,
2/1/29 (USD)  586,848 585
Total Luxembourg (Cost
$579
)
585

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, Series 0518, 4.921%, 7/6/48  980,000 239
Total Malaysia (Cost
$236
)
239
MAURITIUS 0.1%
Corporate Bonds 0.1%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 230,000 212
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 286
Total Mauritius (Cost
$536
)
498
MEXICO 3.4%
Corporate Bonds 0.9%
Banco Mercantil del Norte, VR, 6.75% (USD) (6)(9) 310,000 305
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD) (6) 300,000 254
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (6) 310,000 270
Comision Federal de Electricidad, 4.75%, 2/23/27 (USD) (5) 240,000 231
Mexico City Airport Trust, 4.25%, 10/31/26 (USD)  290,000 278
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 254
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 223
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  595,000 495
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  835,000 644
2,954
Government Bonds 2.5%
United Mexican States, 6.35%, 2/9/35 (USD)  200,000 211
United Mexican States, Series M, 5.75%, 3/5/26  5,070,000 276
United Mexican States, Series M, 7.50%, 6/3/27  61,370,000 3,462
United Mexican States, Series M, 7.50%, 5/26/33  15,300,000 835
United Mexican States, Series M, 7.75%, 5/29/31  10,750,000 603
United Mexican States, Series M, 7.75%, 11/13/42  22,390,000 1,194
United Mexican States, Series M, 8.00%, 11/7/47  3,130,000 170
United Mexican States, Series M, 8.50%, 5/31/29  24,780,000 1,458
8,209
Total Mexico (Cost
$10,568
)
11,163

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
MONGOLIA 0.1%
Government Bonds 0.1%
Mongolia Government Bond, 3.50%, 7/7/27 (USD)  250,000 215
Total Mongolia (Cost
$215
)
215
MOROCCO 0.2%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  310,000 284
284
Government Bonds 0.1%
Kingdom of Morocco, 5.95%, 3/8/28 (USD) (1) 270,000 273
273
Total Morocco (Cost
$573
)
557
NETHERLANDS 0.4%
Common Stocks 0.4%
Adyen (2) 170 316
Akzo Nobel  162 14
Argenx, ADR (USD) (2) 107 54
ASM International  114 54
ASML Holding  839 601
ASML Holding (USD)  29 21
BE Semiconductor Industries  1,419 169
Heineken  239 23
ING Groep  750 11
TKH Group, CVA  476 25
Universal Music Group  368 9
Total Netherlands (Cost
$951
)
1,297
NEW ZEALAND 0.2%
Government Bonds 0.2%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,836,000 774
Total New Zealand (Cost
$964
)
774
NORWAY 0.1%
Common Stocks 0.1%
Equinor  1,306 40

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Seadrill (USD) (2) 3,800 186
Total Norway (Cost
$196
)
226
OMAN 0.2%
Corporate Bonds 0.2%
OmGrid Funding, 5.196%, 5/16/27 (USD)  300,000 291
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 295
Total Oman (Cost
$594
)
586
PANAMA 0.2%
Corporate Bonds 0.1%
Banco General, VR, 5.25% (USD) (6)(9) 300,000 265
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 249
514
Government Bonds 0.1%
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 220
220
Total Panama (Cost
$783
)
734
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  370,000 299
Total Paraguay (Cost
$307
)
299
PERU 0.6%
Common Stocks 0.0%
Southern Copper (USD)  462 41
41
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (6) 310,000 288
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 200,000 189
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 260
737
Government Bonds 0.4%
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  300,000 290
Republic of Peru, 5.94%, 2/12/29  1,250,000 343
Republic of Peru, 6.15%, 8/12/32  1,150,000 309

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Peru, 6.95%, 8/12/31  1,200,000 342
1,284
Total Peru (Cost
$1,922
)
2,062
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 414
Total Philippines (Cost
$541
)
414
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  1,131 15
Jeronimo Martins  795 22
Total Portugal (Cost
$27
)
37
QATAR 0.1%
Corporate Bonds 0.1%
QatarEnergy, 3.125%, 7/12/41 (USD)  370,000 282
Total Qatar (Cost
$281
)
282
ROMANIA 0.4%
Corporate Bonds 0.1%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (6) 400,000 460
460
Government Bonds 0.3%
Republic of Romania, 2.125%, 3/7/28 (EUR)  220,000 215
Republic of Romania, 3.00%, 2/27/27 (USD)  260,000 237
Republic of Romania, Series 10Y, 5.00%, 2/12/29  2,500,000 523
975
Total Romania (Cost
$1,568
)
1,435
SAUDI ARABIA 0.1%
Corporate Bonds 0.0%
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (6) 200,000 192
192

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.1%
KSA Sukuk, 4.303%, 1/19/29 (USD) (5) 300,000 294
294
Total Saudi Arabia (Cost
$498
)
486
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 6.25%, 5/23/33 (USD) (5) 310,000 268
Total Senegal (Cost
$291
)
268
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, 6.25%, 5/26/28 (USD)  300,000 301
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  59,160,000 497
Total Serbia (Cost
$953
)
798
SINGAPORE 0.0%
Common Stocks 0.0%
CapitaLand Integrated Commercial Trust  5,800 9
Total Singapore (Cost
$9
)
9
SOUTH AFRICA 0.6%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD) (1)(5) 200,000 199
199
Government Bonds 0.5%
Republic of South Africa, Series R213, 7.00%, 2/28/31  18,350,000 836
Republic of South Africa, Series 2030, 8.00%, 1/31/30  8,210,000 412
Republic of South Africa, Series 2048, 8.75%, 2/28/48  13,199,000 545
1,793
Total South Africa (Cost
$2,210
)
1,992
SOUTH KOREA 0.1%
Common Stocks 0.0%
Hyundai Mobis  149 27
Samsung Electronics  1,863 102
129

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
SK Hynix, 6.375%, 1/17/28 (USD) (1) 200,000 203
203
Total South Korea (Cost
$313
)
332
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group, Class A  10,439 749
Cellnex Telecom  134 5
Total Spain (Cost
$612
)
754
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (2)(7) 310,000 144
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (2)(7) 560,000 259
Republic of Sri Lanka Treasury Bills, Series 91, 17.50%, 10/6/23  92,000,000 277
Total Sri Lanka (Cost
$655
)
680
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 9.25%, 10/26/26 (USD) (2)(7) 1,200,000 1,004
Total Suriname (Cost
$883
)
1,004
SWEDEN 0.4%
Bank Loans 0.2% (3)
Anticimex Global, FRN, 3M USD LIBOR + 3.40%, 8.45%,
11/16/28 (USD)  591,000 584
Anticimex Global, FRN, 3M USD LIBOR + 3.90%, 9.164%,
11/16/28 (USD)  98,500 97
681
Common Stocks 0.1%
Epiroc, Class B  398 7
Sandvik  971 20
Spotify Technology (USD) (2) 163 24
Svenska Cellulosa, Class B  28,251 375
426

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Castellum, 2.125%, 11/20/23 (EUR)  200,000 217
217
Total Sweden (Cost
$1,336
)
1,324
SWITZERLAND 0.2%
Common Stocks 0.1%
Cie Financiere Richemont, Class A  1,942 313
Julius Baer Group  432 31
Montana Aerospace (2) 1,045 16
Nestle  745 91
On Holding, Class A (USD) (2)(5) 444 16
Roche Holding  46 14
481
Corporate Bonds 0.1%
UBS Group, 3.75%, 3/26/25 (USD)  250,000 242
242
Total Switzerland (Cost
$699
)
723
TAIWAN 0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing  40,000 722
Taiwan Semiconductor Manufacturing, ADR (USD)  2,093 208
Total Taiwan (Cost
$889
)
930
THAILAND 0.6%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (6) 310,000 267
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 290
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 199
756
Government Bonds 0.4%
Kingdom of Thailand, 3.60%, 6/17/67  10,500,000 302
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  28,475,432 794
1,096
Total Thailand (Cost
$2,063
)
1,852

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
Sweihan PV Power, 3.625%, 1/31/49 (USD)  340,753 274
Total United Arab Emirates (Cost
$275
)
274
UNITED KINGDOM 2.2%
Bank Loans 0.1% (3)
EG America, FRN, 1M TSFR + 4.00%, 2/7/25 (USD) (10) 500,000 497
497
Common Stocks 0.7%
Ashtead Group  5,053 374
AstraZeneca, ADR (USD)  993 71
BP, ADR (USD)  1,112 42
Compass Group  1,374 36
Derwent London  10,841 295
Farfetch, Class A (USD) (2)(5) 604 4
Glencore  2,484 15
Immunocore Holdings, ADR (USD) (2)(5) 248 16
London Stock Exchange Group  11,475 1,246
Next  160 14
Novocure (USD) (2) 232 8
Rentokil Initial  3,615 29
Shell  2,011 61
Unilever (EUR)  657 35
UNITE Group  384 5
Wise, Class A (2) 3,146 31
2,282
Corporate Bonds 0.7%
BAT Capital, 7.079%, 8/2/43 (USD)  245,000 245
BAT Capital, 7.081%, 8/2/53 (USD)  195,000 195
Clear Channel International, 6.625%, 8/1/25 (USD) (1)(5) 400,000 397
eG Global Finance, 8.50%, 10/30/25 (USD) (1) 461,000 456
Rolls-Royce, 3.625%, 10/14/25 (USD) (1) 900,000 852
2,145
Government Bonds 0.7%
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  1,829,901 2,295
2,295
Total United Kingdom (Cost
$6,834
)
7,219

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED STATES 39.6%
Asset-Backed Securities 2.2%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (1) 465,000 412
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 465,000 460
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (1) 397,016 365
Carmax Auto Owner Trust, Series 2019-3, Class D, 2.85%,
1/15/26  705,000 702
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  65,000 65
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  26,713 25
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 80,000 79
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 51,907 48
ExteNet, Series 2019-1A, Class B, 4.14%, 7/25/49 (1) 260,000 249
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (1) 538,163 511
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 247,500 244
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  120,000 120
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (1) 138,113 129
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 264,600 210
HPS Loan Management, Series 11A-17, Class CR, CLO, FRN,
3M USD LIBOR + 1.95%, 7.274%, 5/6/30 (1) 335,000 321
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28 (1) 51,385 50
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29 (1) 91,752 87
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (1) 186,903 177
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  124,919 124
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  125,000 124
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%,
3/22/27 (1) 49,467 48
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (1) 36,615 35

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (1) 320,000 282
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 80,191 80
Octane Receivables Trust, Series 2023-1A, Class D, 7.76%,
3/20/30 (1) 260,000 260
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 295,000 273
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578%,
6/17/37 (1) 260,000 243
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27 (1) 140,000 127
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39 (1) 100,000 96
Santander Bank, Series 2021-1A, Class B, 1.833%, 12/15/31 (1) 82,724 80
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (1) 318,107 313
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32 (1) 273,945 273
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class
D, 8.197%, 12/15/32 (1) 177,448 179
Sierra Timeshare Receivables Funding, Series 2018-3A, Class D,
5.20%, 9/20/35 (1) 89,461 85
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 247,277 209
7,085
Bank Loans 8.2% (3)
Applied Systems, FRN, 3M TSFR + 4.50%, 9.742%, 9/18/26  1,296,750 1,298
Aretec Group, FRN, 1M TSFR + 4.25%, 9.669%, 10/1/25  398,956 399
Asurion, FRN, 1M TSFR + 4.25%, 9.669%, 8/19/28  332,539 318
Asurion, FRN, 1M USD LIBOR + 3.00%, 8.538%, 11/3/24  830,633 830
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.683%, 1/31/28  101,879 90
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.683%, 1/20/29  700,000 610
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 9.183%, 10/2/25  299,119 298
Charter Communications Operating, FRN, 1M TSFR + 1.75%,
7.116%, 4/30/25  994,737 993
CIRCOR International, FRN, 1M USD LIBOR + 5.50%, 10.919%,
12/20/28  774,852 777
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.80%, 11/8/27  587,970 586
ConnectWise, FRN, 3M USD LIBOR + 3.50%, 8.933%, 9/29/28  591,000 578
Crown Finance U.S., FRN, 1M TSFR + 11.45%, 7/31/28 (10) 200,000 200
Delta Topco, FRN, 3M USD LIBOR + 7.25%, 12.569%, 12/1/28  310,000 290
Edelman Financial Engines Center, FRN, 1M USD LIBOR +
6.75%, 12.183%, 7/20/26  805,000 783
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.538%, 5/21/29 (4) 465,000 439

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%,
12.038%, 5/21/29 (4) 145,000 137
Epicor Software, FRN, 1M TSFR + 7.75%, 13.169%, 7/31/28  605,000 606
Fertitta Entertainment, FRN, 1M TSFR + 4.00%, 9.319%,
1/27/29  493,750 488
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 8.433%,
10/7/26 (4) 86,444 86
Heartland Dental, FRN, 3M USD LIBOR + 3.75%, 9.072%,
4/30/25  574,984 574
Infinite Bidco, FRN, 3M USD LIBOR + 3.75%, 9.253%, 3/2/28  392,030 383
Infinite Bidco, FRN, 3M USD LIBOR + 7.00%, 12.503%, 3/2/29  400,000 340
IRB Holding, FRN, 1M TSFR + 3.00%, 8.419%, 12/15/27  528,491 525
Life Time, FRN, 1M TSFR + 4.50%, 9.80%, 1/15/26  1,600,000 1,605
LTI Holdings, FRN, 1M USD LIBOR + 3.50%, 8.933%, 9/6/25  398,953 384
LTI Holdings, FRN, 1M USD LIBOR + 6.75%, 9/6/26 (10) 120,000 105
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 9.183%, 9/13/24  177,147 177
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 9.183%, 9/13/24  255,440 255
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 8.933%, 7/21/28  195,750 193
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 12.169%, 7/20/29  800,000 736
NCL Corp., FRN, 1M TSFR + 2.25%, 7.592%, 1/2/25  397,385 390
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.398%, 4/11/29  238,403 211
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
8.683%, 3/10/28  587,235 579
RealPage, FRN, 1M USD LIBOR + 3.00%, 8.433%, 4/24/28  849,863 834
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.933%, 4/23/29  795,000 789
Recorded Books, FRN, 1M TSFR + 4.00%, 8/31/25 (10) 500,000 500
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 9.419%,
8/14/26  277,560 277
Select Medical, FRN, 1M TSFR + 2.50%, 7.919%, 3/6/25  1,000,000 997
Sophia, FRN, 3M USD LIBOR + 3.50%, 9.038%, 10/7/27  992,208 986
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%,
9.119%, 8/31/26  500,000 500
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.933%,
2/5/27  489,664 484
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.933%,
2/4/28  495,000 468
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
8.183%, 3/15/24  144,097 143
Upbound Group, FRN, 1M USD LIBOR + 3.25%, 8.881%,
2/17/28 (4) 409,220 408
Verscend Holding, FRN, 1M USD LIBOR + 4.00%, 9.433%,
8/27/25  498,221 497
Wand NewCo 3, FRN, 1M USD LIBOR + 2.75%, 8.169%, 2/5/26  712,233 711
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 8.183%, 5/18/25  2,100,632 2,095
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 9.17%,
12/21/27 (4) 509,035 490

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.696%,
12/21/28 (4) 580,000 476
26,918
Common Stocks 12.6%
10X Genomics, Class A (2) 185 12
AbbVie  108 16
ACADIA Pharmaceuticals (2) 327 10
Acadia Realty Trust, REIT  461 7
Accenture, Class A  1,202 380
Activision Blizzard (2) 14,438 1,339
Adobe (2) 989 540
Advanced Micro Devices (2) 6,277 718
Agilent Technologies  275 33
agilon health (2) 466 9
Air Lease  564 24
Airbnb, Class A (2) 66 10
Alexandria Real Estate Equities, REIT  48 6
Alnylam Pharmaceuticals (2) 191 37
Alphabet, Class A (2) 5,590 742
Alphabet, Class C (2) 866 115
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15 (2)(4)
(8) 700 18
Amazon.com (2) 18,823 2,516
Ameren  109 9
American Homes 4 Rent, Class A, REIT  279 10
American International Group  1,359 82
American Tower, REIT  124 24
Ameriprise Financial  166 58
Analog Devices  688 137
Apellis Pharmaceuticals (2) 228 6
Apogee Therapeutics (2) 9,715 208
Apollo Global Management  704 58
Apple  11,713 2,301
Apple Hospitality REIT, REIT  214 3
Aptiv (2) 289 32
Arch Capital Group (2) 410 32
Armstrong World Industries  287 22
Arthur J Gallagher  101 22
AT&T  2,049 30
Atlanta Braves Holdings, Class C (2) 1 —
Atlassian, Class A (2) 855 156
Atmus Filtration Technologies (2) 974 23
AvalonBay Communities, REIT  85 16
Avantor (2) 529 11
Axis Capital Holdings  624 34

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Baker Hughes  3,398 122
Ball  588 34
Bank of America  3,972 127
Bank of New York Mellon  1,247 57
Barings BDC (5) 1,410 12
Battery Future Acquisition, Warrants, 5/26/28 (2) 36,700 4
Beard Energy Transition Acquisition, Warrants, 12/31/27 (2) 37,050 3
Becton Dickinson & Company  128 36
Belden  145 14
BILL Holdings (2) 289 36
Biogen (2) 41 11
BioMarin Pharmaceutical (2) 128 11
Bio-Techne  99 8
Black Knight (2) 11,939 840
Block, Class A (2) 1,453 117
Blueprint Medicines (2) 234 15
Boeing (2) 982 235
Booking Holdings (2) 14 42
Booz Allen Hamilton Holding  289 35
Boston Scientific (2) 207 11
BRC, Class A (2)(5) 801 4
Bright Horizons Family Solutions (2) 2,112 205
Broadcom  12 11
Bruker  185 13
Burlington Stores (2) 316 56
C4 Therapeutics (2) 383 1
Cactus, Class A  243 12
Cadence Bank  415 10
Cadence Design Systems (2) 925 216
Camden Property Trust, REIT  54 6
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (2)(4)(8) 144 102
Capital One Financial  771 90
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28 (2) 36,400 3
Catalent (2) 143 7
Cava Group (2) 992 57
Cboe Global Markets  327 46
CC Neuberger Principal Holdings III, Class A, Warrants,
12/31/27 (2) 8,398 2
Centene (2) 287 20
Cerevel Therapeutics Holdings (2)(5) 331 10
Ceridian HCM Holding (2) 180 13
CF Industries Holdings  274 22
ChampionX  560 20
Charles River Laboratories International (2) 51 11
Charles Schwab  10,401 687

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Charter Communications, Class A (2) 73 30
Chesapeake Energy (5) 370 31
Chevron  334 55
Chipotle Mexican Grill (2) 17 33
Chubb  3,071 628
Cigna Group  96 28
Citigroup  1,894 90
CME Group  130 26
Colgate-Palmolive  7,210 550
Comcast, Class A  579 26
Comstock Resources (5) 806 10
Concord Acquisition Corp. III, Warrants, 12/31/28 (2) 24,750 1
Confluent, Class A (2) 856 30
ConocoPhillips  4,797 565
Cooper  20 8
Corebridge Financial  12,303 230
Costco Wholesale  153 86
CSX  1,452 48
CubeSmart, REIT  243 11
Cummins  224 58
Danaher  1,511 385
Darling Ingredients (2) 466 32
Denali Therapeutics (2) 180 5
Devon Energy  213 11
Dexcom (2) 145 18
Diamondback Energy  236 35
Discover Financial Services  134 14
Dollar General  205 35
Dollar Tree (2) 125 19
Dominion Energy  230 12
DoorDash, Class A (2) 599 54
Douglas Emmett, REIT (5) 222 3
Doximity, Class A (2)(5) 202 7
DraftKings, Class A (2) 350 11
East West Bancorp  692 43
Elevance Health  157 74
Eli Lilly  3,711 1,687
Endeavor Group Holdings, Class A (2) 686 16
Entegris  632 69
EOG Resources  418 55
EQRx, Warrants, 12/20/26 (2) 2,200 —
EQT  6,693 282
Equinix, REIT  83 67
Equitable Holdings  1,402 40
Equitrans Midstream  999 10
Equity LifeStyle Properties, REIT  210 15

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Equity Residential, REIT  224 15
Essex Property Trust, REIT  33 8
Estee Lauder, Class A  83 15
Exact Sciences (2) 225 22
Exelixis (2) 331 7
Exxon Mobil  8,293 889
Fate Therapeutics (2) 310 1
FedEx  261 70
Fifth Third Bancorp  2,185 64
First American Financial  357 23
First Citizens BancShares, Class A  189 271
FirstEnergy  197 8
Fiserv (2) 233 29
FleetCor Technologies (2) 70 17
Floor & Decor Holdings, Class A (2)(5) 170 20
FMC  144 14
Freeport-McMoRan  1,000 45
Gaming & Leisure Properties, REIT  218 10
GE HealthCare Technologies  114 9
General Electric  6,299 720
Global Payments  221 24
Goldman Sachs Group  62 22
Guardant Health (2) 205 8
Halliburton  606 24
Hartford Financial Services Group  1,216 87
HCA Healthcare  65 18
Hershey  119 28
Hess  3,953 600
Hilton Worldwide Holdings  252 39
Hologic (2) 224 18
Home Depot  353 118
Honeywell International  294 57
Hubbell  64 20
HubSpot (2) 568 330
Humana  89 41
Huntington Bancshares  4,666 57
Huntington Ingalls Industries  101 23
Illumina (2) 30 6
Inari Medical (2)(5) 129 7
Incyte (2) 113 7
Infinite Acquisition, Warrants, 11/23/28 (2) 37,454 5
Infinite Acquisition, Class A (2) 74,909 795
Ingersoll Rand  745 49
Insmed (2) 379 8
Insulet (2) 60 17
Intellia Therapeutics (2) 69 3

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Interpublic Group  280 10
Intuit  56 29
Intuitive Surgical (2) 784 254
Invesco  1,731 29
Ionis Pharmaceuticals (2) 177 7
JB Hunt Transport Services  212 43
JPMorgan Chase  423 67
Karuna Therapeutics (2) 105 21
Kemper  248 13
Kenvue (2) 3,517 83
Keurig Dr Pepper  811 28
Kilroy Realty, REIT  71 3
KKR  644 38
Kosmos Energy (2) 3,235 23
L3Harris Technologies  228 43
Lam Research  81 58
Lamar Advertising, Class A, REIT  83 8
Liberty Media-Liberty Formula One, Class C (2) 8,222 597
Linde  259 101
Live Nation Entertainment (2) 139 12
LPL Financial Holdings  216 50
Lululemon Athletica (2) 69 26
M&T Bank  109 15
Magnolia Oil & Gas, Class A  669 15
Main Street Capital (5) 162 7
Marathon Petroleum  181 24
Marsh & McLennan  438 83
Marvell Technology  4,895 319
Mastercard, Class A  1,501 592
McDonald's  242 71
Merck  792 84
Meta Platforms, Class A (2) 4,511 1,437
MetLife  915 58
Mettler-Toledo International (2) 6 8
MGM Resorts International  308 16
Microsoft  5,565 1,869
Middleby (2) 165 25
Mirati Therapeutics (2) 143 4
Moderna (2) 72 8
Molina Healthcare (2) 110 33
Mondelez International, Class A  599 44
MongoDB (2) 288 122
Monster Beverage (2) 660 38
Morgan Stanley  7,155 655
Mueller Water Products, Class A  1,343 22
Nabors Energy Transition, Warrants, 11/17/26 (2) 25,200 4

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Netflix (2) 1,241 545
Neurocrine Biosciences (2) 56 6
Newmont  511 22
News, Class A  628 12
NextEra Energy  287 21
NIKE, Class B  423 47
Noble (2)(5) 267 14
Norfolk Southern  65 15
NOV  5,334 107
NVIDIA  3,258 1,522
Old Dominion Freight Line  579 243
Omnicom Group  125 11
OneMain Holdings  207 9
Onyx Acquisition I, Class A, Warrants, 11/30/28 (2) 24,800 1
O'Reilly Automotive (2) 46 43
Pacific Biosciences of California (2) 469 6
Packaging Corp. of America  93 14
Patreon, Acquisition Date: 10/14/21, Cost $9 (2)(4)(8) 165 2
Paycom Software  14 5
Paylocity Holding (2) 129 29
PennyMac Financial Services  174 13
Penumbra (2) 114 35
PepsiCo  2,618 491
Pfizer  565 20
PG&E (2) 3,678 65
Pioneer Natural Resources  160 36
PNC Financial Services Group  54 7
Popular  415 30
PotlatchDeltic, REIT  178 10
Power & Digital Infrastructure Acquisition II, Warrants,
12/14/28 (2) 36,900 3
Procter & Gamble  3,579 559
Prologis, REIT  307 38
PROOF Acquisition Corp. I, Warrants, 12/3/28 (2) 36,400 4
Prothena (2) 128 9
Public Storage, REIT  59 17
Quaker Chemical (5) 137 27
QUALCOMM  205 27
Quanta Services  77 16
QuidelOrtho (2) 48 4
Range Resources  1,116 35
Raymond James Financial  417 46
Rayonier, REIT  383 13
RCF Acquisition, Warrants, 11/10/26 (2) 24,850 3
Regency Centers, REIT  196 13
Regeneron Pharmaceuticals (2) 107 79

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Reinsurance Group of America  77 11
Reliance Steel & Aluminum  38 11
RenaissanceRe Holdings  203 38
Repligen (2) 55 9
Rexford Industrial Realty, REIT  166 9
Rivian Automotive, Class A (2)(5) 1,407 39
ROBLOX, Class A (2) 637 25
Roper Technologies  196 97
Ross Stores  146 17
Royalty Pharma, Class A  257 8
RPM International  138 14
Saia (2) 11 5
Salesforce (2) 120 27
Sarepta Therapeutics (2) 95 10
SBA Communications, REIT  45 10
Schlumberger  6,923 404
Sealed Air  63 3
Seaport Global Acquisition II, Warrants, 11/17/26 (2) 24,625 2
Seer (2) 386 2
ServiceNow (2) 643 375
Sherwin-Williams  1,336 369
Shoals Technologies Group, Class A (2) 512 13
Shockwave Medical (2) 75 20
Simon Property Group, REIT  140 17
Skyward Specialty Insurance Group (2) 550 13
Snap, Class A (2) 328 4
Snowflake, Class A (2) 23 4
Socure, Acquisition Date: 12/22/21, Cost $1 (2)(4)(8) 89 —
SolarEdge Technologies (2) 71 17
Southern  275 20
Southwest Airlines  583 20
Southwestern Energy (2) 3,630 24
Stanley Black & Decker  442 44
Starbucks  306 31
State Street  563 41
StepStone Group, Class A  588 16
Structure Therapeutics, ADR (2) 1,282 47
Stryker  217 61
Sun Communities, REIT  66 9
Synopsys (2) 1,281 579
T-Mobile U.S. (2) 4,961 683
TechnipFMC (2) 3,436 63
Teleflex  41 10
Terreno Realty, REIT  127 8
Tesla (2) 1,695 453
Textron  107 8

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Thermo Fisher Scientific  206 113
Trade Desk, Class A (2) 268 24
Tradeweb Markets, Class A  853 70
TransDigm Group  48 43
Travelers  176 30
Trimble (2) 9,342 503
Trinity Capital (5) 491 7
Truist Financial  757 25
Tyler Technologies (2) 28 11
U.S. Bancorp  1,989 79
Uber Technologies (2) 847 42
Ultragenyx Pharmaceutical (2) 212 9
Union Pacific  54 13
United Parcel Service, Class B  77 14
UnitedHealth Group  1,755 889
UTA Acquisition, Warrants, 10/30/26 (2) 24,150 1
UTA Acquisition, Class A (2) 48,300 514
Valero Energy  176 23
Veeva Systems, Class A (2) 68 14
Ventas, REIT  221 11
VeriSign (2) 70 15
Verizon Communications  1,314 45
Verra Mobility (2) 800 17
Vertex Pharmaceuticals (2) 189 67
Virtus Investment Partners  131 27
Visa, Class A  307 73
Voya Financial  129 10
Vulcan Materials  55 12
Walt Disney (2) 374 33
Warby Parker, Class A (2) 207 3
Warner Music Group, Class A  91 3
Webster Financial  1,054 50
Wells Fargo  1,899 88
Welltower, REIT  194 16
West Pharmaceutical Services  55 20
Western Alliance Bancorp  610 32
Westrock  303 10
Williams  525 18
Wingstop  86 14
Workday, Class A (2) 216 51
Zebra Technologies, Class A (2) 31 10
Zentalis Pharmaceuticals (2) 160 4
Zimmer Biomet Holdings  102 14
Zoetis  333 63

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Zscaler (2) 214 34
41,635
Convertible Bonds 0.5%
Air Transport Services Group, 1.125%, 10/15/24  200,000 192
NCL, 6.00%, 5/15/24  236,000 394
U.S. Steel, 5.00%, 11/1/26  477,000 952
1,538
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91 (2)(4)(8) 1,345 43
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14 (2)(4)(8) 8 6
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (2)(4)(8) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (2)(4)(8) 423 6
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (2)(4)(8) 1,376 23
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (2)(4)
(8) 816 60
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (2)(4)(8) 330 7
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (2)(4)(8) 1,889 9
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42 (2)(4)
(8) 222 14
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (2)(4)(8) 3,412 40
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (2)(4)
(8) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8 (2)
(4)(8) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10 (2)(4)(8) 384 16
Laronde, Series B, Acquisition Date: 7/28/21, Cost $4 (2)(4)(8) 162 1
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15 (2)
(4)(8) 1,156 16
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (2)(4)(8) 1,232 8
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (2)(4)(8) 238 3
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (2)(4)(8) 1,822 66
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (2)(4)(8) 534 19
Redwood Materials, Series C, Acquisition Date: 6/2/23,
Cost $3 (2)(4)(8) 69 3
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (2)(4)(8) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (2)(4)(8) 89 —
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (2)(4)(8) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (2)(4)(8) 207 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1 (2)(4)(8) 88 1
360

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 12.4%
Ally Financial, 5.75%, 11/20/25 (5) 165,000 160
Arconic, 6.125%, 2/15/28 (1) 1,000,000 1,025
Ardagh Packaging Finance, 5.25%, 4/30/25 (1) 2,400,000 2,346
Arsenal AIC Parent, 8.00%, 10/1/30 (1) 165,000 168
At Home Group, 4.875%, 7/15/28 (1) 240,000 132
B&G Foods, 5.25%, 4/1/25  300,000 285
Broadcom Corp., 3.625%, 1/15/24  500,000 495
Capital One Financial, VR, 6.312%, 6/8/29 (6) 95,000 95
Capital One Financial, VR, 6.377%, 6/8/34 (6) 95,000 96
Capstone Borrower, 8.00%, 6/15/30 (1) 330,000 327
Carnival, 4.00%, 8/1/28 (1) 495,000 439
Carpenter Technology, 7.625%, 3/15/30  255,000 259
CEC Entertainment, 6.75%, 5/1/26 (1) 110,000 105
Cedar Fair, 5.50%, 5/1/25 (1) 600,000 592
Celanese U.S. Holdings, 5.90%, 7/5/24 (5) 1,000,000 999
Charles Schwab, VR, 5.643%, 5/19/29 (6) 100,000 101
Charles Schwab, VR, 5.853%, 5/19/34 (6) 80,000 82
Charter Communications Operating, FRN, 3M TSFR + 1.912%,
7.284%, 2/1/24  2,000,000 2,010
Cinemark USA, 5.875%, 3/15/26 (1)(5) 500,000 472
Citgo Holding, 9.25%, 8/1/24 (1) 400,000 399
Comstock Resources, 5.875%, 1/15/30 (1) 235,000 207
CSC Holdings, 5.25%, 6/1/24 (5) 170,000 159
CSC Holdings, 6.50%, 2/1/29 (1) 355,000 300
Diamond Sports Group, 5.375%, 8/15/26 (1)(2)(7) 345,000 10
DISH Network, 11.75%, 11/15/27 (1) 580,000 584
Elanco Animal Health, 6.022%, 8/28/23  217,000 217
Fifth Third Bancorp, 2.375%, 1/28/25  35,000 33
Fifth Third Bancorp, 4.30%, 1/16/24  400,000 396
Global Net Lease, 3.75%, 12/15/27 (1)(5) 610,000 485
GPD, 10.125%, 4/1/26 (1) 450,000 416
GrafTech Global Enterprises, 9.875%, 12/15/28 (1) 360,000 365
Graphic Packaging International, 4.125%, 8/15/24  500,000 489
HCA, 5.00%, 3/15/24  3,000,000 2,977
Hightower Holding, 6.75%, 4/15/29 (1) 245,000 216
Howmet Aerospace, 5.125%, 10/1/24  858,000 849
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 70
iHeartCommunications, 4.75%, 1/15/28 (1)(5) 535,000 411
Jane Street Group, 4.50%, 11/15/29 (1)(5) 520,000 454
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 430,000 356
LifePoint Health, 9.875%, 8/15/30 (1) 500,000 500
Live Nation Entertainment, 4.875%, 11/1/24 (1) 1,100,000 1,085
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 615,000 566
NGL Energy Partners, 6.125%, 3/1/25 (5) 38,000 37

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Ovintiv, 6.25%, 7/15/33  250,000 252
Ovintiv, 7.10%, 7/15/53  380,000 404
Pacific Gas & Electric, 6.75%, 1/15/53  665,000 664
Perrigo Finance Unlimited, 3.90%, 12/15/24  600,000 577
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26 (1) 175,000 175
Seadrill Finance, 8.375%, 8/1/30 (1) 200,000 204
SeaWorld Parks & Entertainment, 8.75%, 5/1/25 (1) 400,000 405
Service Properties Trust, 4.35%, 10/1/24  200,000 192
Service Properties Trust, 4.65%, 3/15/24  900,000 884
Service Properties Trust, 7.50%, 9/15/25  600,000 593
Shutterfly Finance, 8.50%, 10/1/27, (4.25% Cash and 4.25%
PIK) (1)(11) 297,000 192
Shutterfly Finance, 9.75%, 10/1/27 (1) 36,006 36
Southern, VR, 1.875%, 9/15/81 (EUR) (6) 230,000 199
Sprint, 7.875%, 9/15/23  2,700,000 2,707
Stagwell Global, 5.625%, 8/15/29 (1) 633,000 536
Surgery Center Holdings, 10.00%, 4/15/27 (1)(5) 300,000 307
Syneos Health, 3.625%, 1/15/29 (1) 900,000 892
Talen Energy Supply, 8.625%, 6/1/30 (1) 330,000 342
Teekay Offshore Partners, EC, 8.50%, 7/15/23 (1)(2)(4) 170,000 —
Tenet Healthcare, 4.875%, 1/1/26  300,000 290
Townsquare Media, 6.875%, 2/1/26 (1)(5) 530,000 511
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  43,157 40
U.S. Foods, 6.25%, 4/15/25 (1) 1,400,000 1,400
United Airlines, 4.375%, 4/15/26 (1) 375,000 354
United Wholesale Mortgage, 5.50%, 11/15/25 (1) 300,000 288
Univar Solutions USA, 5.125%, 12/1/27 (1) 1,300,000 1,328
Venture Global LNG, 8.125%, 6/1/28 (1) 400,000 406
Venture Global LNG, 8.375%, 6/1/31 (1) 815,000 827
Verscend Escrow, 9.75%, 8/15/26 (1) 1,200,000 1,200
VICI Properties, 5.625%, 5/1/24 (1) 2,000,000 1,990
Vistra, VR, 7.00% (1)(6)(9) 197,000 175
Vistra, VR, 8.00% (1)(6)(9) 205,000 196
Vistra Operations, 5.125%, 5/13/25 (1) 525,000 512
40,847
Municipal Securities 0.6%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 205
Illinois, Build America, GO, 7.10%, 7/1/35  165,000 175
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 3
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25 (1) 225,000 212
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 1,016,201 521

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  7,433 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 43
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 38
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 32
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 52
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 52
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (2)(13) 45,000 17
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (2)(13) 370,000 138
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  280,000 250
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 103
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 43
2,115
Non-U.S. Government Mortgage-Backed Securities 2.1%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M TSFR + 2.864%, 8.086%, 9/15/38 (1) 515,000 429
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M TSFR + 3.864%, 9.086%, 9/15/38 (1) 100,000 80
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 8.186%, 11/15/34 (1) 130,000 34
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.876%, 10/15/34 (1) 85,000 82
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.264%, 7.486%, 4/15/34 (1) 160,000 156
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%,
9.266%, 6/15/36 (1) 160,000 141
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 125,000 103
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 80,000 57

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  155,000 150
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.197%, 8/10/47 (1) 175,000 142
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
3.935%, 10/10/29 (1) 325,000 292
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 6.069%, 12/25/41 (1) 121,815 121
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 8.169%, 3/25/42 (1) 60,000 61
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 7.819%, 5/25/42 (1) 57,892 59
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M TSFR + 7.364%, 12.586%, 12/15/35 (1) 100,000 99
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (1) 460,000 399
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.245%, 8.467%, 12/15/36 (1) 180,000 174
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1,
CMO, ARM, 8.257%, 2/25/68 (1) 500,000 503
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.52%, 7/25/52 (1) 89,488 75
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, CMO,
ARM, 3.285%, 5/28/50 (1) 115,000 90
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.369%, 2/25/42 (1) 98,805 99
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 8.819%, 2/25/42 (1) 665,000 682
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 7.969%, 4/25/42 (1) 195,000 198
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.169%, 3/25/42 (1) 463,883 466
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 165,235 144
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66 (1) 175,000 119
Verus Securitization Trust, Series 2021-3, Class A1, CMO, ARM,
1.046%, 6/25/66 (1) 340,979 286
Verus Securitization Trust, Series 2021-6, Class A1, CMO, ARM,
1.63%, 10/25/66 (1) 279,131 230
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (1) 191,000 168
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67 (1) 294,670 277
Verus Securitization Trust, Series 2023-1, Class A3, CMO, STEP,
6.90%, 12/25/67 (1) 541,314 540

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2023-INV1, Class M1, CMO,
ARM, 7.627%, 2/25/68 (1) 446,000 448
6,904
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 0.9%
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24  1,876,318 1,832
U.S. Treasury Notes, 1.625%, 10/31/23  1,170,000 1,159
2,991
Total United States (Cost
$124,827
)
130,393
UZBEKISTAN 0.1%
Government Bonds 0.1%
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 248
Total Uzbekistan (Cost
$264
)
248
VIETNAM 0.2%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  380,000 344
344
Government Bonds 0.1%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  200,000 196
196
Total Vietnam (Cost
$547
)
540
SHORT-TERM INVESTMENTS 31.5%
Money Market Funds 31.5%
T. Rowe Price Government Reserve Fund, 5.32% (14)(15) 103,843,302 103,843
Total Short-Term Investments (Cost $103,843) 103,843
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.32% (14)(15) 1,902,688 1,902
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,902

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 5.32% (14)(15) 4,127,692 4,128
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 4,128
Total Securities Lending Collateral (Cost $6,030) 6,030
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
Activision Blizzard, Put, 1/19/24 @ $85.00 (2) 124 1,150 19
Norwegian Cruise Line Holdings, Put, 1/19/24 @
$10.00 (2) 59 130 1
U.S. Treasury 10-Year Notes Futures, Call, 9/22/23 @
$114.00 (2) 71 7,950 32
U.S. Treasury 10-Year Notes Futures, Call, 9/22/23 @
$116.00 (2) 73 8,174 11
Total Exchange-Traded Options Purchased (Cost $107) 63
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / MXN
Call, 8/2/23 @
MXN17.25 (2) 1 1,625 —
Barclays Bank
Comerica, Put,
1/19/24 @ $20.00 (2) 150 809 4
Barclays Bank
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
1.00% Quarterly,
Receive upon credit
default, 9/20/23 @
0.80%* (2) 1 33,200 12
Barclays Bank
S&P 500 Index,
Put, 8/18/23 @
$3,950.00 (2) 27 12,390 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / CNH
Call, 1/15/24 @
CNH7.37 (2) 1 1,360 5
Citibank
USD / EUR Put,
10/17/23 @
EUR1.15 (2) 1 1,985 2
Citibank
USD / JPY
Put, 8/9/23 @
JPY135.90 (2) 2 2,970 —
Goldman Sachs
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.HY-S40, 5 Year
Index, 6/20/28), Pay
5.00% Quarterly,
Receive upon credit
default, 8/16/23 @
1.00%* (2) 2 3,400 1
Goldman Sachs
Credit Default
Protection Sold
(Relevant Credit:
Markit CDX.
NA.HY-S40,
5 Year Index,
6/20/28), Receive
5.00% Quarterly,
Pay upon credit
default, 8/16/23 @
1.04%* (2) 2 4,980 6
Goldman Sachs
Zions Bancorp, Put,
1/19/24 @ $15.00 (2) 189 723 8
JPMorgan Chase
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
1.00% Quarterly,
Receive upon credit
default, 8/16/23 @
0.75%* (2) 1 6,720 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S40, 5 Year
Index, 6/20/28), Pay
1.00% Quarterly,
Receive upon credit
default, 8/16/23 @
0.83%* (2) 1 17,065 1
Morgan Stanley
Credit Default
Protection Sold
(Relevant Credit:
Markit iTraxx
Crossover-S39, 5
Year Index, 6/20/28),
Receive 5.00%
Quarterly, Pay
upon credit default,
8/16/23 @ 3.63%*
(EUR) (2) 1 3,285 3
Morgan Stanley
Euro STOXX 50
Index, Put, 9/15/23
@ 3,850.00 (EUR) (2) 265 11,849 21
Morgan Stanley
Syneos Health,
Put, 12/15/23 @
$40.00 (2) 167 708 5
Morgan Stanley
USD / JPY
Put, 8/10/23 @
JPY137.00 (2) 3 3,608 1
UBS Investment Bank
M&T Bank, Put,
12/15/23 @
$70.00 (2) 108 1,510 4
UBS Investment Bank
USD / GBP
Call, 1/31/24 @
GBP1.20 (2) 2 3,400 20
Total OTC Options Purchased (Cost $528) 97
Total Options Purchased (Cost $635) 160
Total Investments in Securities 98.9%
(Cost $319,321) $ 325,945
Other Assets Less Liabilities 1.1% 3,727
Net Assets 100.0% $ 329,672

T. ROWE PRICE Multi-Strategy Total Return Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$48,703 and represents 14.8% of net assets.
(2) Non-income producing
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this security is on loan at July 31, 2023.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$543 and represents 0.2% of net assets.
(9) Perpetual security with no stated maturity date.
(10) All or a portion of this loan is unsettled as of July 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GDR Global Depositary Receipts

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Euro STOXX 50 Index, Put,
9/15/23 @ 4,375.00 (EUR) 50 2,236 (25)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
9/15/23 @ $75.00 1,191 8,992 (104)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
9/15/23 @ $75.00 1,389 10,487 (91)
Morgan Stanley
S&P 500 Index, Call,
9/15/23 @ $4,625.00 109 50,020 (752)
Total Options Written (Premiums $(1,040)) $ (972)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.4)%
United States (0.4)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 250 (32) (21) (11)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 * 1,675 (211) (158) (53)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 722 (77) (46) (31)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 640 (55) 16 (71)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 580 (50) (23) (27)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 5,190 (653) (150) (503)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 454 (49) (26) (23)
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 250 (37) (28) (9)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 300 (38) (26) (12)
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 * 21 — 2 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 520 (65) (33) (32)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 2,071 (204) (151) (53)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 225 54 66 (12)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 430 102 77 25
Total United States (501) (814)
Total Bilateral Credit Default Swaps, Protection
Bought (501) (814)
Credit Default Swaps, Protection Sold (0.1)%
Luxembourg 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 345 38 42 (4)
Total Luxembourg 42 (4)
United States (0.1)%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 55 1 — 1
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 80 2 1 1
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 190 — (2) 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 46 1 (1) 2
JPMorgan Chase, Protection Sold
(Relevant Credit: Carnival , B3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/29 * 1,245 (182) (419) 237
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival , B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 1,245 (182) (427) 245
Total United States (848) 488
Total Bilateral Credit Default Swaps, Protection Sold (806) 484
Total Return Swaps 0.5%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Woodside Energy Group Monthly, Receive
Variable 3.700% (1M ADBB + (0.40)%)
Monthly, 1/17/24 2,615 (202) — (202)
Citibank, Receive Underlying Reference:
IDP Education Monthly, Pay Variable
4.500% (1M ADBB + 0.40%) Monthly,
1/17/24 937 109 — 109
Citibank, Receive Underlying Reference:
Orica Monthly, Pay Variable 4.502% (1M
ADBB + 0.40%) Monthly, 1/17/24 1,389 49 — 49
Morgan Stanley, Pay Underlying
Reference: WiseTech Global Monthly,
Receive Variable 3.708% (1M ADBB +
(0.40)%) Monthly, 1/17/24 824 (37) — (37)
Morgan Stanley, Receive Underlying
Reference: SEEK Monthly, Pay Variable
4.658% (1M ADBB + 0.55%) Monthly,
1/17/24 1,221 22 — 22
Morgan Stanley, Receive Underlying
Reference: SEEK Monthly, Pay Variable
4.710% (1M ADBB + 0.55%) Monthly,
1/17/24 351 15 — 15
Total Australia — (44)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Austria 0.0%
Citibank, Pay Underlying Reference: Erste
Group Bank Monthly, Receive Variable
2.906% (EUR ESTR + (0.30)%) Monthly,
1/17/24 435 (40) — (40)
Goldman Sachs, Receive Underlying
Reference: BAWAG Group Monthly, Pay
Variable 3.498% (EUR ESTR + 0.40%)
Monthly, 1/17/24 414 27 — 27
Morgan Stanley, Receive Underlying
Reference: OMV Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 813 21 — 21
Total Austria — 8
Bermuda (0.0)%
Citibank, Pay Underlying Reference:
Norwegian Cruise Line Holdings Monthly,
Receive Variable 4.750% (SOFR + (0.18)%)
Monthly, 1/18/24 387 9 — 9
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 5.257% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 513 (28) — (28)
Total Bermuda — (19)
Brazil 0.0%
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 5.307% (SOFR + 0.45%) Monthly,
1/18/24 352 51 — 51
Total Brazil — 51
Canada 0.1%
Bank of America, Receive Underlying
Reference: Brookfield Monthly, Pay
Variable (1M CAD CDOR + 0.50%)
Monthly, 1/17/24 1,442 19 — 19
Bank of America, Receive Underlying
Reference: Definity Financial Monthly, Pay
Variable 0.500% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 155 (5) — (5)
Bank of America, Receive Underlying
Reference: Element Fleet Management
Monthly, Pay Variable 5.230% (1M CAD
CDOR + 0.50%) Monthly, 1/17/24 508 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.430% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 272 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Barrick Gold Monthly, Receive
Variable 4.430% (1M CAD CDOR +
(0.30)%) Monthly, 1/17/24 522 4 — 4
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset Management,
Class A Monthly, Receive Variable 4.430%
(1M CAD CDOR + (0.30)%) Monthly,
1/17/24 357 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 4.430% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 1,659 (37) — (37)
Goldman Sachs, Receive Underlying
Reference: Canadian Natural Resources
Monthly, Pay Variable 5.030% (1M CAD
CDOR + 0.30%) Monthly, 1/17/24 504 33 — 33
Goldman Sachs, Receive Underlying
Reference: Definity Financial Monthly, Pay
Variable 5.030% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 146 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly, Pay
Variable 5.030% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 766 50 — 50
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.330% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 619 3 — 3
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.330% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 121 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 4.330% (1M CAD CDOR +
(0.40)%) Monthly, 1/17/24 957 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Restaurant Brands
International Monthly, Receive Variable
4.330% (1M CAD CDOR + (0.40)%)
Monthly, 1/17/24 501 4 — 4
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 4.330% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 3,390 (47) — (47)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
5.280% (1M CAD CDOR + 0.55%) Monthly,
1/17/24 816 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Kansas City
Monthly, Pay Variable 5.280% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 459 10 — 10
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 0.550% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 22 — — —
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 2.010% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 12 1 — 1
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 4.665% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 6 1 — 1
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 4.842% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 20 1 — 1
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 4.960% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 3 — — —
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 5.044% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 26 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 5.108% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 82 6 — 6
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 5.231% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 25 2 — 2
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 5.258% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 6 1 — 1
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 5.280% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 596 47 — 47
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 5.280% (1M CAD
CDOR + 0.55%) Monthly, 1/17/24 2,317 42 — 42
Total Canada — 100
Cayman Islands 0.0%
Goldman Sachs, Receive Underlying
Reference: KE Holdings Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 243 39 — 39
Morgan Stanley, Receive Underlying
Reference: Budweiser Brewing Monthly,
Pay Variable 5.648% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 (HKD) 1,360 — — —
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 117 1 — 1
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 5.219% (SOFR +
0.40%) Monthly, 1/18/24 38 4 — 4
UBS Investment Bank, Receive Underlying
Reference: Budweiser Brewing Monthly,
Pay Variable 5.317% (1M HKD HIBOR +
0.35%) Monthly, 1/17/24 (HKD) 1,614 2 — 2
Total Cayman Islands — 46

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
China 0.0%
UBS Investment Bank, Receive Underlying
Reference: Jiangsu Hengli Hydraulic,
Class A Monthly, Pay Variable 2.586% (1M
CNH HIBOR + 0.35%) Monthly, 1/17/24 552 5 — 5
UBS Investment Bank, Receive Underlying
Reference: Jiangsu Hengli Hydraulic,
Class A Monthly, Pay Variable 3.176% (1M
CNH HIBOR + 0.75%) Monthly, 1/17/24 1,246 21 — 21
UBS Investment Bank, Receive Underlying
Reference: Weichai Power, Class A
Monthly, Pay Variable 2.586% (1M CNH
HIBOR + 0.35%) Monthly, 1/17/24 541 2 — 2
UBS Investment Bank, Receive Underlying
Reference: Weichai Power, Class A
Monthly, Pay Variable 3.176% (1M CNH
HIBOR + 0.75%) Monthly, 1/17/24 1,406 7 — 7
Total China — 35
Curacao 0.0%
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 267 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.207% (SOFR + 0.35%) Monthly,
1/18/24 734 22 — 22
Total Curacao — 30
Denmark 0.0%
Bank of America, Receive Underlying
Reference: Novozymes, Class B Monthly,
Pay Variable 3.917% (1M DKK CIBOR +
0.35%) Monthly, 1/17/24 2,281 9 — 9
Citibank, Pay Underlying Reference:
Pandora Monthly, Receive Variable 3.257%
(1M DKK CIBOR + (0.35)%) Monthly,
1/17/24 1,780 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Tryg Monthly, Pay Variable
4.013% (1M DKK CIBOR + 0.35%)
Monthly, 1/17/24 3,583 3 — 3
Total Denmark — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
France 0.1%
Bank of America, Pay Underlying
Reference: Kering Monthly, Receive
Variable 2.748% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 133 (10) — (10)
Bank of America, Pay Underlying
Reference: L'Oreal Monthly, Receive
Variable 2.748% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,506 (35) — (35)
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
3.448% (1M EURIBOR + 0.35%) Monthly,
1/17/24 256 (1) — (1)
Bank of America, Receive Underlying
Reference: Union Pacific Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 142 15 — 15
Citibank, Receive Underlying Reference:
Teleflex Monthly, Pay Variable 5.350%
(SOFR + 0.42%) Monthly, 1/18/24 569 27 — 27
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
3.606% (EUR ESTR + 0.40%) Monthly,
1/17/24 300 25 — 25
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
3.140% (EUR ESTR + 0.40%) Monthly,
1/17/24 1,772 20 — 20
JPMorgan Chase, Receive Underlying
Reference: Cerevel Therapeutics Holdings
Monthly, Pay Variable 5.207% (SOFR +
0.35%) Monthly, 1/18/24 8 — — —
JPMorgan Chase, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
5.207% (SOFR + 0.35%) Monthly, 1/18/24 2,180 31 — 31
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable 2.748% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 995 (62) — (62)
Morgan Stanley, Pay Underlying
Reference: Dassault Systemes Monthly,
Receive Variable 2.748% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 272 14 — 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Hermes International Monthly,
Receive Variable 2.748% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 608 (36) — (36)
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 2.748% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 640 16 — 16
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 2.390% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 68 2 — 2
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 2.748% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 296 4 — 4
Morgan Stanley, Receive Underlying
Reference: Alstom Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 397 21 — 21
Morgan Stanley, Receive Underlying
Reference: Remy Cointreau Monthly, Pay
Variable 3.448% (EUR ESTR + 0.35%)
Monthly, 1/17/24 472 56 — 56
Morgan Stanley, Receive Underlying
Reference: voestalpine Monthly, Pay
Variable 3.448% (EUR ESTR + 0.35%)
Monthly, 1/17/24 246 (3) — (3)
Total France — 84
Germany 0.1%
Bank of America, Pay Underlying
Reference: Allianz Monthly, Receive
Variable 2.748% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,010 (36) — (36)
Bank of America, Pay Underlying
Reference: Henkel Monthly, Receive
Variable 2.748% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,012 24 — 24
Bank of America, Pay Underlying
Reference: Infineon Technologies Monthly,
Receive Variable 2.748% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 564 (33) — (33)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Delivery Hero Monthly, Receive Variable
2.906% (EUR ESTR + (0.30)%) Monthly,
1/17/24 376 (19) — (19)
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 3.498% (EUR ESTR + 0.40%)
Monthly, 1/17/24 1,155 4 — 4
Goldman Sachs, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 3.498% (EUR ESTR + 0.40%)
Monthly, 1/17/24 132 11 — 11
Goldman Sachs, Receive Underlying
Reference: Merck Monthly, Pay Variable
3.498% (EUR ESTR + 0.40%) Monthly,
1/17/24 462 37 — 37
Goldman Sachs, Receive Underlying
Reference: Puma Monthly, Pay Variable
3.498% (EUR ESTR + 0.40%) Monthly,
1/17/24 950 92 — 92
JPMorgan Chase, Receive Underlying
Reference: Covestro Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 343 9 — 9
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly, Pay
Variable 3.448% (EUR ESTR + 0.35%)
Monthly, 1/17/24 992 15 — 15
JPMorgan Chase, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 3.448% (EUR ESTR + 0.35%)
Monthly, 1/17/24 270 25 — 25
Morgan Stanley, Receive Underlying
Reference: Evotec Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 198 19 — 19
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 771 (28) — (28)
Morgan Stanley, Receive Underlying
Reference: Zalando Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 273 36 — 36
Total Germany — 156

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Hong Kong 0.0%
Morgan Stanley, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 5.648% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 1,361 7 — 7
Total Hong Kong — 7
Ireland 0.0%
Bank of America, Receive Underlying
Reference: Kingspan Group Monthly, Pay
Variable 3.090% (EUR ESTR + 0.35%)
Monthly, 1/17/24 253 9 — 9
Bank of America, Receive Underlying
Reference: Kingspan Group Monthly, Pay
Variable 3.423% (EUR ESTR + 0.35%)
Monthly, 1/17/24 1,213 27 — 27
Citibank, Pay Underlying Reference: Aon,
Class A Monthly, Receive Variable 4.750%
(1M USD LIBOR + (0.18)%) Monthly,
1/18/24 415 24 — 24
Citibank, Receive Underlying Reference:
Medtronic Monthly, Pay Variable 5.350%
(SOFR + 0.42%) Monthly, 1/18/24 845 10 — 10
JPMorgan Chase, Pay Underlying
Reference: Seagate Techology Holdings
Monthly, Receive Variable (0.250)% (SOFR
+ (0.25)%) Monthly, 1/18/24 272 1 — 1
Morgan Stanley, Pay Underlying
Reference: Trane Technologies Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 1,341 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 695 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
5.257% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,152 23 — 23
Total Ireland — 86
Italy 0.0%
Bank of America, Pay Underlying
Reference: Brunello Cucinelli Monthly,
Receive Variable 2.748% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 138 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 2.828% (1M EURIBOR + (0.27)%)
Monthly, 1/17/24 708 (14) — (14)
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
3.498% (EUR ESTR + 0.40%) Monthly,
1/17/24 318 2 — 2
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly, Pay
Variable 3.498% (EUR ESTR + 0.40%)
Monthly, 1/17/24 764 66 — 66
Total Italy — 54
Japan (0.1)%
Citibank, Pay Underlying Reference: KDDI
Monthly, Receive Variable (0.470)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 39,624 8 — 8
Citibank, Pay Underlying Reference: ZOZO
Monthly, Receive Variable (0.470)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 35,663 7 — 7
Citibank, Receive Underlying Reference:
Calbee Monthly, Pay Variable 0.330% (JPY
TONA + 0.38%) Monthly, 1/17/24 84,444 8 — 8
Citibank, Receive Underlying Reference:
Mitsubishi UFJ Financial Group Monthly,
Pay Variable 0.330% (JPY TONA + 0.38%)
Monthly, 1/17/24 126,219 74 — 74
Citibank, Receive Underlying Reference:
Nidec Monthly, Pay Variable 0.330% (JPY
TONA + 0.38%) Monthly, 1/17/24 39,554 37 — 37
Citibank, Receive Underlying Reference:
Shiseido Monthly, Pay Variable 0.330%
(JPY TONA + 0.38%) Monthly, 1/17/24 38,886 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 259,358 (87) — (87)
Morgan Stanley, Pay Underlying
Reference: Disco Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 228,585 (229) — (229)
Morgan Stanley, Pay Underlying
Reference: Eisai Monthly, Receive Variable
(0.481)% (JPY TONA + (0.42)%) Monthly,
1/17/24 21,756 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Fujitsu Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 37,030 2 — 2
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 141,892 (75) — (75)
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 41,602 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: ITOCHU Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 98,092 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 193,568 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Menicon Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 50,614 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Chemical Group
Monthly, Receive Variable (0.485)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 328,560 (142) — (142)
Morgan Stanley, Pay Underlying
Reference: MonotaRO Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 10,937 1 — 1
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 102,953 (87) — (87)
Morgan Stanley, Pay Underlying
Reference: Pan Pacific International
Holdings Monthly, Receive Variable
(0.485)% (JPY TONA + (0.42)%) Monthly,
1/17/24 79,803 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: Renesas Electronics Monthly,
Receive Variable (0.485)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 42,351 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: SoftBank Group Monthly,
Receive Variable (0.265)% (JPY TONA +
(0.20)%) Monthly, 1/17/24 18,779 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.485)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 48,548 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Tosoh Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 49,470 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: Welcia Holdings Monthly,
Receive Variable (0.485)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 36,666 4 — 4
Morgan Stanley, Pay Underlying
Reference: Yamaha Monthly, Receive
Variable (0.485)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 184,310 (58) — (58)
Morgan Stanley, Receive Underlying
Reference: Aiful Monthly, Pay Variable
0.530% (JPY TONA + 0.53%) Monthly,
1/17/24 2,099 — — —
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
0.465% (JPY TONA + 0.53%) Monthly,
1/17/24 200,204 100 — 100
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.465% (JPY TONA
+ 0.53%) Monthly, 1/17/24 56,577 9 — 9
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 127,767 7 — 7
Morgan Stanley, Receive Underlying
Reference: Murata Manufacturing Monthly,
Pay Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 70,696 12 — 12
Morgan Stanley, Receive Underlying
Reference: Nitori Holdings Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 270,192 14 — 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Nitori Holdings Monthly, Pay
Variable 0.530% (JPY TONA + 0.53%)
Monthly, 1/17/24 22,920 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: Olympus Monthly, Pay Variable
0.469% (JPY TONA + 0.53%) Monthly,
1/17/24 64,329 15 — 15
Morgan Stanley, Receive Underlying
Reference: Omron Monthly, Pay Variable
0.465% (JPY TONA + 0.53%) Monthly,
1/17/24 47,370 (33) — (33)
Morgan Stanley, Receive Underlying
Reference: Outsourcing Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 32,793 17 — 17
Morgan Stanley, Receive Underlying
Reference: Persol Holdings Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 37,224 13 — 13
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 40,704 12 — 12
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.465% (JPY TONA + 0.53%) Monthly,
1/17/24 36,168 25 — 25
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.465% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 45,448 10 — 10
Morgan Stanley, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 22,449 17 — 17
Morgan Stanley, Receive Underlying
Reference: Tokyo Electron Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 312,945 115 — 115
Morgan Stanley, Receive Underlying
Reference: Tokyo Seimitsu Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 289,144 47 — 47

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Tokyo Seimitsu Monthly, Pay
Variable 0.530% (JPY TONA + 0.53%)
Monthly, 1/17/24 21,026 2 — 2
Morgan Stanley, Receive Underlying
Reference: Toyota Motor Monthly, Pay
Variable 0.465% (JPY TONA + 0.53%)
Monthly, 1/17/24 104,246 55 — 55
UBS Investment Bank, Pay Underlying
Reference: Sumitomo Electric Industries
Monthly, Receive Variable (0.430)% (JPY
TONA + (0.40)%) Monthly, 1/16/24 45,667 (22) — (22)
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.300% (JPY TONA + 0.35%)
Monthly, 1/17/24 26,433 16 — 16
UBS Investment Bank, Receive Underlying
Reference: Daikin Industries Monthly, Pay
Variable 0.300% (JPY TONA + 0.35%)
Monthly, 1/17/24 132,227 (2) — (2)
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.300% (JPY TONA + 0.35%)
Monthly, 1/17/24 69,267 40 — 40
UBS Investment Bank, Receive Underlying
Reference: Keyence Monthly, Pay Variable
0.300% (JPY TONA + 0.35%) Monthly,
1/17/24 228,865 (40) — (40)
UBS Investment Bank, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.300% (JPY TONA + 0.35%)
Monthly, 1/17/24 72,268 21 — 21
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.300% (JPY TONA + 0.35%)
Monthly, 1/17/24 98,915 51 — 51
Total Japan — (209)
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: Experian Monthly, Pay Variable
5.026% (GBP SONIA + 0.38%) Monthly,
1/17/24 821 4 — 4
Total Jersey — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Liberia 0.0%
Morgan Stanley, Receive Underlying
Reference: Royal Caribbean Cruises
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 356 36 — 36
Total Liberia — 36
Luxembourg 0.0%
Citibank, Receive Underlying Reference:
Globant Monthly, Pay Variable 5.350%
(SOFR + 0.42%) Monthly, 1/18/24 1,089 (31) — (31)
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
3.140% (EUR ESTR + 0.40%) Monthly,
1/17/24 128 3 — 3
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
3.498% (EUR ESTR + 0.40%) Monthly,
1/17/24 1,180 83 — 83
Total Luxembourg — 55
Mexico 0.0%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 10.742% (MXIBTIIE + (0.75)%)
Monthly, 1/17/24 2,647 — — —
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 12.042% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 4,469 2 — 2
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL Monthly,
Pay Variable 12.042% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 101 (1) — (1)
Total Mexico — 1
Netherlands (0.0)%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 813 2 — 2
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 2.748% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 524 (22) — (22)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 680 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: BE Semiconductor Industries
Monthly, Pay Variable (0.231)% (EUR
ESTR + 0.35%) Monthly, 1/17/24 240 7 — 7
Morgan Stanley, Receive Underlying
Reference: BE Semiconductor Industries
Monthly, Pay Variable 2.758% (EUR ESTR
+ 0.35%) Monthly, 1/17/24 179 7 — 7
Morgan Stanley, Receive Underlying
Reference: BE Semiconductor Industries
Monthly, Pay Variable 2.957% (EUR ESTR
+ 0.35%) Monthly, 1/17/24 60 1 — 1
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable 2.806% (EUR
ESTR + (0.40)%) Monthly, 1/17/24 607 (2) — (2)
Total Netherlands — (16)
Norway 0.0%
Citibank, Pay Underlying Reference:
Equinor Monthly, Receive Variable 3.640%
(1M NOK NIBOR + (0.35)%) Monthly,
1/17/24 23,659 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: DNB Bank Monthly, Pay
Variable 4.330% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 2,904 11 — 11
UBS Investment Bank, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 4.340% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 5,341 21 — 21
Total Norway — 17
South Korea (0.0)%
Morgan Stanley, Receive Underlying
Reference: Lotte Chemical Monthly, Pay
Variable 5.707% (SOFR + 0.85%) Monthly,
1/18/24 195 (3) — (3)
Total South Korea — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Spain 0.0%
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 3.498% (EUR ESTR + 0.40%)
Monthly, 1/17/24 530 (12) — (12)
JPMorgan Chase, Receive Underlying
Reference: Fluidra Monthly, Pay Variable
3.448% (EUR ESTR + 0.35%) Monthly,
1/17/24 208 33 — 33
Morgan Stanley, Pay Underlying
Reference: Industria de Diseno Textil
Monthly, Receive Variable 2.748% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 1,592 19 — 19
Total Spain — 40
Sweden (0.0)%
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
4.090% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 4,154 2 — 2
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 4.086% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/24 8,283 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
0.400% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 263 — — —
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
4.161% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 391 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
4.162% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 362 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
4.176% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 407 1 — 1
Morgan Stanley, Pay Underlying
Reference: Industrivarden, Class C
Monthly, Receive Variable 3.205% (1M
SEK STIBOR + (0.35)%) Monthly, 1/17/24 10,744 (33) — (33)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Investor, Class A Monthly,
Receive Variable 3.386% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 5,140 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Kinnevik, Class B Monthly,
Receive Variable 3.386% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 3,508 (19) — (19)
UBS Investment Bank, Receive Underlying
Reference: Essity, Class B Monthly, Pay
Variable 4.090% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 6,792 (40) — (40)
UBS Investment Bank, Receive Underlying
Reference: Sandvik Monthly, Pay Variable
4.090% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 6,757 30 — 30
Total Sweden — (87)
Switzerland (0.0)%
Bank of America, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable 1.205% (1M
CHF LIBOR + (0.35)%) Monthly, 1/17/24 249 (2) — (2)
Bank of America, Receive Underlying
Reference: Montana Aerospace Monthly,
Pay Variable 1.905% (1M CHF LIBOR +
0.35%) Monthly, 1/17/24 206 3 — 3
Bank of America, Receive Underlying
Reference: Roche Holding Monthly, Pay
Variable 1.905% (1M CHF LIBOR + 0.35%)
Monthly, 1/17/24 1,122 12 — 12
Citibank, Pay Underlying Reference:
Geberit Monthly, Receive Variable 1.188%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 229 (28) — (28)
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable 1.358% (1M
CHF LIBOR + (0.25)%) Monthly, 1/17/24 200 (10) — (10)
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont
Monthly, Pay Variable 1.955% (1M CHF
LIBOR + 0.40%) Monthly, 1/17/24 786 16 — 16
Morgan Stanley, Pay Underlying
Reference: CRISPR Therapeutics Monthly,
Receive Variable 4.631% (SOFR + (0.20)%)
Monthly, 1/18/24 100 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Holcim Monthly, Receive
Variable 1.145% (1M CHF LIBOR +
(0.41)%) Monthly, 1/17/24 272 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 1.145% (1M CHF LIBOR
+ (0.41)%) Monthly, 1/17/24 289 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 1.145% (1M CHF LIBOR +
(0.41)%) Monthly, 1/17/24 257 (2) — (2)
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 1.208% (1M CHF LIBOR
+ (0.40)%) Monthly, 1/17/24 274 (19) — (19)
Total Switzerland — (47)
United Kingdom 0.0%
Bank of America, Receive Underlying
Reference: Endava Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 336 (38) — (38)
Citibank, Pay Underlying Reference:
Burberry Group Monthly, Receive Variable
4.439% (GBP SONIA + (0.31)%) Monthly,
1/17/24 173 (25) — (25)
Citibank, Pay Underlying Reference: JD
Sports Fashion Monthly, Receive Variable
4.439% (GBP SONIA + (0.31)%) Monthly,
1/17/24 262 (40) — (40)
Citibank, Pay Underlying Reference:
Legal & General Group Monthly, Receive
Variable 4.439% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 452 (27) — (27)
Citibank, Receive Underlying Reference:
Anglo American Monthly, Pay Variable
5.118% (GBP SONIA + 0.39%) Monthly,
1/17/24 559 40 — 40
Citibank, Receive Underlying Reference:
Anglo American Monthly, Pay Variable
5.139% (GBP SONIA + 0.39%) Monthly,
1/17/24 690 78 — 78
Citibank, Receive Underlying Reference:
Melrose Industries Monthly, Pay Variable
5.139% (GBP SONIA + 0.39%) Monthly,
1/17/24 406 39 — 39

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Burberry Group Monthly,
Receive Variable 4.296% (GBP SONIA +
(0.35)%) Monthly, 1/17/24 119 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay Variable
5.026% (GBP SONIA + 0.38%) Monthly,
1/17/24 1,132 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Endeavour Mining Monthly,
Pay Variable 4.689% (GBP SONIA +
0.38%) Monthly, 1/17/24 570 (28) — (28)
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 5.026% (GBP SONIA + 0.38%)
Monthly, 1/17/24 668 38 — 38
Goldman Sachs, Receive Underlying
Reference: Next Monthly, Pay Variable
5.026% (GBP SONIA + 0.38%) Monthly,
1/17/24 404 21 — 21
Goldman Sachs, Receive Underlying
Reference: Segro Monthly, Pay Variable
5.026% (GBP SONIA + 0.38%) Monthly,
1/17/24 792 39 — 39
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 343 15 — 15
JPMorgan Chase, Receive Underlying
Reference: GSK Monthly, Pay Variable
4.996% (GBP SONIA + 0.35%) Monthly,
1/17/24 797 49 — 49
JPMorgan Chase, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 4.996% (GBP SONIA + 0.35%)
Monthly, 1/17/24 410 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Unilever Monthly, Pay Variable
4.996% (GBP SONIA + 0.35%) Monthly,
1/17/24 291 15 — 15
Morgan Stanley, Pay Underlying
Reference: Kingfisher Monthly, Receive
Variable 4.336% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 661 (46) — (46)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Mondi Monthly, Receive
Variable 4.336% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 1,207 (106) — (106)
Total United Kingdom — 9
United States 0.3%
Bank of America, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 454 (15) — (15)
Bank of America, Pay Underlying
Reference: CBIZ Monthly, Receive Variable
1.150% (SOFR + (0.30)%) Monthly,
1/18/24 72 (2) — (2)
Bank of America, Pay Underlying
Reference: CBIZ Monthly, Receive Variable
4.557% (SOFR + (0.30)%) Monthly,
1/18/24 230 5 — 5
Bank of America, Pay Underlying
Reference: CVS Health Monthly, Receive
Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 407 (23) — (23)
Bank of America, Pay Underlying
Reference: Equifax Monthly, Receive
Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 1,471 208 — 208
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 1,938 — — —
Bank of America, Pay Underlying
Reference: GE HealthCare Technologies
Monthly, Receive Variable 4.557% (SOFR
+ (0.30)%) Monthly, 1/18/24 405 17 — 17
Bank of America, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.557% (SOFR
+ (0.30)%) Monthly, 1/18/24 542 (46) — (46)
Bank of America, Pay Underlying
Reference: Horizon Therapeutics Monthly,
Receive Variable 4.431% (SOFR + (0.30)%)
Monthly, 1/18/24 225 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable 4.557% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,597 89 — 89
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 911 (23) — (23)
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
4.557% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 249 12 — 12
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 293 (10) — (10)
Bank of America, Pay Underlying
Reference: Vanguard Information
Technology Monthly, Receive Variable
4.292% (SOFR + (0.565)%) Monthly,
1/18/24 163 — — —
Bank of America, Pay Underlying
Reference: Walt Disney Monthly, Receive
Variable 4.540% (SOFR + (0.30)%)
Monthly, 1/18/24 270 (9) — (9)
Bank of America, Receive Underlying
Reference: Carrier Global Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 672 62 — 62
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 374 (30) — (30)
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 533 15 — 15
Bank of America, Receive Underlying
Reference: DENTSPLY SIRONA Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 813 17 — 17
Bank of America, Receive Underlying
Reference: Elevance Health Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 537 41 — 41

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Humana Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 751 37 — 37
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 380 (7) — (7)
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 222 16 — 16
Bank of America, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 212 1 — 1
Bank of America, Receive Underlying
Reference: Meta Platforms, Class A
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 506 12 — 12
Bank of America, Receive Underlying
Reference: Netfilx Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 1,153 (31) — (31)
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 296 31 — 31
Bank of America, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 520 2 — 2
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 2,271 121 — 121
Bank of America, Receive Underlying
Reference: Qualcomm Monthly, Pay
Variable 5.140% (SOFR + 0.30%) Monthly,
1/18/24 2,130 182 — 182
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 476 66 — 66
Bank of America, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 922 (56) — (56)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Union Pacific Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 421 44 — 44
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay Variable
4.833% (SOFR + 0.30%) Monthly, 1/18/24 189 2 — 2
Citibank, Pay Underlying Reference: Acuity
Brands Monthly, Receive Variable 4.750%
(SOFR + (0.18)%) Monthly, 1/18/24 327 1 — 1
Citibank, Pay Underlying Reference:
Advanced Micro Devices Monthly, Receive
Variable 4.743% (SOFR + (0.18)%)
Monthly, 1/18/24 1,010 (36) — (36)
Citibank, Pay Underlying Reference:
Advanced Micro Devices Monthly, Receive
Variable 4.750% (SOFR + (0.18)%)
Monthly, 1/18/24 574 (2) — (2)
Citibank, Pay Underlying Reference:
Centene Monthly, Receive Variable 4.750%
(SOFR + (0.18)%) Monthly, 1/18/24 379 (3) — (3)
Citibank, Pay Underlying Reference:
Discover Financial Services Monthly,
Receive Variable 4.750% (SOFR + (0.18)%)
Monthly, 1/18/24 780 87 — 87
Citibank, Pay Underlying Reference:
Encore Wire Monthly, Receive Variable
4.660% (SOFR + (0.18)%) Monthly,
1/18/24 226 1 — 1
Citibank, Pay Underlying Reference:
IQVIA Holdings Monthly, Receive Variable
4.750% (SOFR + (0.18)%) Monthly,
1/18/24 997 (17) — (17)
Citibank, Pay Underlying Reference:
iShares Semiconductor Monthly, Receive
Variable 4.330% (SOFR + (0.60)%)
Monthly, 1/18/24 160 (9) — (9)
Citibank, Pay Underlying Reference: Palo
Alto Networks Monthly, Receive Variable
4.750% (SOFR + (0.18)%) Monthly,
1/18/24 738 (5) — (5)
Citibank, Pay Underlying Reference:
Rockwell Automation Monthly, Receive
Variable 4.750% (SOFR + (0.18)%)
Monthly, 1/18/24 298 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
ServiceNow Monthly, Receive Variable
4.750% (SOFR + (0.18)%) Monthly,
1/18/24 1,077 (30) — (30)
Citibank, Receive Underlying Reference:
Boeing Monthly, Pay Variable 5.104%
(SOFR + 0.42%) Monthly, 1/18/24 298 37 — 37
Citibank, Receive Underlying Reference:
Boeing Monthly, Pay Variable 5.239%
(SOFR + 0.42%) Monthly, 1/18/24 692 94 — 94
Citibank, Receive Underlying Reference:
Broadridge Financial Solutions Monthly,
Pay Variable 5.350% (SOFR + 0.42%)
Monthly, 1/18/24 302 4 — 4
Citibank, Receive Underlying Reference:
Catelent Monthly, Pay Variable 5.350%
(SOFR + 0.42%) Monthly, 1/18/24 800 49 — 49
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
5.350% (SOFR + 0.42%) Monthly, 1/18/24 568 4 — 4
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
5.350% (SOFR + 0.42%) Monthly, 1/18/24 832 104 — 104
Citibank, Receive Underlying Reference:
Freeport-McMoRan Monthly, Pay Variable
5.151% (SOFR + 0.42%) Monthly, 1/18/24 557 32 — 32
Citibank, Receive Underlying Reference:
JPMorgan Chase Monthly, Pay Variable
5.350% (SOFR + 0.42%) Monthly, 1/18/24 1,112 94 — 94
Citibank, Receive Underlying Reference:
ON Semiconductor Monthly, Pay Variable
5.350% (SOFR + 0.42%) Monthly, 1/18/24 479 57 — 57
Citibank, Receive Underlying Reference:
PG&E Monthly, Pay Variable 5.350%
(SOFR + 0.42%) Monthly, 1/18/24 843 10 — 10
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 5.350% (SOFR + 0.42%) Monthly,
1/18/24 1,010 57 — 57
Citibank, Receive Underlying Reference:
Target Monthly, Pay Variable 5.350%
(SOFR + 0.42%) Monthly, 1/18/24 391 13 — 13
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
5.350% (SOFR + 0.42%) Monthly, 1/18/24 772 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Tyson Fodds, Class A Monthly, Pay
Variable 5.350% (SOFR + 0.42%) Monthly,
1/18/24 565 52 — 52
Citibank, Receive Underlying Reference:
Westrock Monthly, Pay Variable 5.350%
(SOFR + 0.42%) Monthly, 1/18/24 229 35 — 35
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.557% (SOFR
+ (0.30)%) Monthly, 1/18/24 985 11 — 11
Goldman Sachs, Pay Underlying
Reference: Comcast, Class A Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 993 (73) — (73)
Goldman Sachs, Pay Underlying
Reference: Estee Lauder, Class A Monthly,
Receive Variable 4.038% (SOFR + (0.30)%)
Monthly, 1/18/24 1,901 (23) — (23)
Goldman Sachs, Pay Underlying
Reference: Gilead Sciences Monthly,
Receive Variable 4.233% (SOFR + (0.30)%)
Monthly, 1/18/24 265 5 — 5
Goldman Sachs, Pay Underlying
Reference: Invitation Homes Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 987 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology
Monthly, Receive Variable 4.038% (SOFR
+ (0.70)%) Monthly, 1/18/24 153 — — —
Goldman Sachs, Pay Underlying
Reference: iShares US Consumer
Discretionary Monthly, Receive Variable
2.823% (SOFR + (2.04)%) Monthly,
1/18/24 175 — — —
Goldman Sachs, Pay Underlying
Reference: Lululemon Athletica Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 259 4 — 4
Goldman Sachs, Pay Underlying
Reference: Markit iBoxx EUR Liquid High
Yield Index at Maturity, Receive Variable
3.572% (3M EURIBOR + 0.00%) Quarterly,
9/20/23 (EUR) 1,900 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Moderna Monthly, Receive
Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 205 9 — 9
Goldman Sachs, Pay Underlying
Reference: SPDR S&P Bank Monthly,
Receive Variable 3.607% (SOFR + (1.25)%)
Monthly, 1/18/24 173 (16) — (16)
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 586 (20) — (20)
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 4.557% (SOFR + (0.30)%)
Monthly, 1/18/24 338 1 — 1
Goldman Sachs, Receive Underlying
Reference: AmerisourceBergen Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 511 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: Baxter International Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 656 (20) — (20)
Goldman Sachs, Receive Underlying
Reference: Consumer Staples Select
Sector SPDR Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 156 3 — 3
Goldman Sachs, Receive Underlying
Reference: Corebridge Financial Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 52 — — —
Goldman Sachs, Receive Underlying
Reference: Evergy Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 1,628 11 — 11
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 298 48 — 48
Goldman Sachs, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 569 (49) — (49)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: iShares U.S. Healthcare
Providers Monthly, Pay Variable 5.157%
(SOFR + 0.30%) Monthly, 1/18/24 153 4 — 4
Goldman Sachs, Receive Underlying
Reference: iShares U.S. Medical Devices
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 158 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: LPL Financial Holdings
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 283 4 — 4
Goldman Sachs, Receive Underlying
Reference: Materials Select Sector SPDR
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 167 4 — 4
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 5.157% (SOFR + 0.30%)
Monthly, 1/18/24 330 — — —
Goldman Sachs, Receive Underlying
Reference: Morgan Stanley Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 899 61 — 61
Goldman Sachs, Receive Underlying
Reference: NextEra Energy Monthly, Pay
Variable 0.300% (SOFR + 0.30%) Monthly,
1/18/24 265 2 — 2
Goldman Sachs, Receive Underlying
Reference: Rivian Automotive, Class A
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 933 140 — 140
Goldman Sachs, Receive Underlying
Reference: Stanley Black & Decker
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 359 7 — 7
Goldman Sachs, Receive Underlying
Reference: Tesla Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 288 (23) — (23)
Goldman Sachs, Receive Underlying
Reference: Utilities Slecet Sector SPDR
Monthly, Pay Variable 5.157% (SOFR +
0.30%) Monthly, 1/18/24 152 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Vanguard Communicaiton
Services Monthly, Pay Variable 5.157%
(SOFR + 0.30%) Monthly, 1/18/24 164 5 — 5
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 420 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Welltower Monthly, Pay
Variable 5.157% (SOFR + 0.30%) Monthly,
1/18/24 1,066 36 — 36
JPMorgan Chase, Pay Underlying
Reference: Apple at Maturity, Receive
Variable 4.527% (SOFR + (0.55)%) at
Maturity, 9/20/23 1,663 (1) (29) 28
JPMorgan Chase, Pay Underlying
Reference: Apple Monthly, Receive
Variable 4.607% (SOFR + (0.25)%)
Monthly, 1/18/24 442 (5) — (5)
JPMorgan Chase, Pay Underlying
Reference: Bank of America Monthly,
Receive Variable 4.607% (SOFR + (0.25)%)
Monthly, 1/18/24 880 (76) — (76)
JPMorgan Chase, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 4.607% (SOFR + (0.25)%)
Monthly, 1/18/24 368 (3) — (3)
JPMorgan Chase, Pay Underlying
Reference: Carnival at Maturity, Receive
Variable 4.327% (SOFR + (0.75)%) at
Maturity, 9/20/23 2,175 (89) (21) (68)
JPMorgan Chase, Pay Underlying
Reference: CoStar Group Monthly,
Receive Variable 4.607% (SOFR + (0.25)%)
Monthly, 1/18/24 759 57 — 57
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 4.277% (SOFR
+ (0.80)%) at Maturity, 9/20/23 881 (12) — (12)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 4.577% (SOFR + (0.50)%) at
Maturity, 9/20/23 519 (6) (2) (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Intercontinental Exchange
Monthly, Receive Variable 4.434% (SOFR
+ (0.25)%) Monthly, 1/18/24 42 1 — 1
JPMorgan Chase, Pay Underlying
Reference: Intercontinental Exchange
Monthly, Receive Variable 4.607% (SOFR
+ (0.25)%) Monthly, 1/18/24 49 1 — 1
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable 4.607% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 419 (13) — (13)
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 4.457% (SOFR
+ (0.62)%) at Maturity, 9/20/23 1,709 (68) (32) (36)
JPMorgan Chase, Pay Underlying
Reference: MPT Operating Partnership at
Maturity, Receive Variable 4.427% (SOFR
+ (0.65)%) at Maturity, 9/20/23 762 (45) (18) (27)
JPMorgan Chase, Pay Underlying
Reference: Okta Monthly, Receive Variable
4.607% (SOFR + (0.25)%) Monthly,
1/18/24 92 (8) — (8)
JPMorgan Chase, Pay Underlying
Reference: PayPal Holdings Monthly,
Receive Variable 4.607% (SOFR + (0.25)%)
Monthly, 1/18/24 266 (8) — (8)
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 4.607% (SOFR + (0.25)%)
Monthly, 1/18/24 800 (8) — (8)
JPMorgan Chase, Pay Underlying
Reference: Texas Instruments Monthly,
Receive Variable 4.607% (SOFR + (0.25)%)
Monthly, 1/18/24 2,158 30 — 30
JPMorgan Chase, Pay Underlying
Reference: United Parcel Service, Class B
Monthly, Receive Variable 4.607% (SOFR
+ (0.25)%) Monthly, 1/18/24 728 (16) — (16)
JPMorgan Chase, Receive Underlying
Reference: Adobe Monthly, Pay Variable
5.207% (SOFR + 0.35%) Monthly, 1/18/24 1,207 53 — 53

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 5.207% (SOFR +
0.35%) Monthly, 1/18/24 289 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Applied Materials Monthly, Pay
Variable 5.207% (SOFR + 0.35%) Monthly,
1/18/24 293 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Cerevel Therapeutics Holdings
Monthly, Pay Variable 5.207% (SOFR +
0.35%) Monthly, 1/18/24 226 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay Variable
5.207% (SOFR + 0.35%) Monthly, 1/18/24 348 4 — 4
JPMorgan Chase, Receive Underlying
Reference: KLA Monthly, Pay Variable
5.207% (SOFR + 0.35%) Monthly, 1/18/24 1,538 70 — 70
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly, Pay
Variable 5.207% (SOFR + 0.35%) Monthly,
1/18/24 283 — — —
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 605 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Albemarle Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 422 46 — 46
Morgan Stanley, Pay Underlying
Reference: AMN Healthcare Services
Monthly, Receive Variable 4.657% (SOFR
+ (0.20)%) Monthly, 1/18/24 263 7 — 7
Morgan Stanley, Pay Underlying
Reference: Analog Devices Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 539 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Autodesk Monthly, Receive
Variable 4.657% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 243 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 4.657% (SOFR
+ (0.20)%) Monthly, 1/18/24 534 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 4.657% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 978 (12) — (12)
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 1,682 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Broadcom Monthly, Receive
Variable 4.138% (SOFR + (0.20)%)
Monthly, 1/18/24 266 1 — 1
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 433 6 — 6
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 1,210 (40) — (40)
Morgan Stanley, Pay Underlying
Reference: Celanese Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 2,141 (85) — (85)
Morgan Stanley, Pay Underlying
Reference: Crowdstrike Holdings, Class A
Monthly, Receive Variable 4.657% (SOFR
+ (0.20)%) Monthly, 1/18/24 664 (37) — (37)
Morgan Stanley, Pay Underlying
Reference: Deere Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 2,005 (45) — (45)
Morgan Stanley, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 337 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Entegris Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 162 3 — 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 913 49 — 49
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 2,062 101 — 101
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 1,089 (80) — (80)
Morgan Stanley, Pay Underlying
Reference: General Motors Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 497 6 — 6
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.657% (SOFR
+ (0.20)%) Monthly, 1/18/24 302 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 1,216 82 — 82
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 526 11 — 11
Morgan Stanley, Pay Underlying
Reference: Host Hotels & Resorts Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 892 (47) — (47)
Morgan Stanley, Pay Underlying
Reference: IDEX Monthly, Receive Variable
4.657% (SOFR + (0.20)%) Monthly,
1/18/24 188 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 4.657% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 498 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 562 (23) — (23)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iShares Expanded Tec-
Software Sector Monthly, Receive Variable
3.188% (SOFR + (1.73)%) Monthly,
1/18/24 254 — — —
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 1,199 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 4.657% (SOFR
+ (0.20)%) Monthly, 1/18/24 1,014 7 — 7
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 4.657% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 641 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: Kimco Realty Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 336 7 — 7
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 4.657% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 338 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Lincoln Electric Holdings
Monthly, Receive Variable 1.250% (SOFR
+ (0.20)%) Monthly, 1/18/24 151 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Lincoln Electric Holdings
Monthly, Receive Variable 4.657% (SOFR
+ (0.20)%) Monthly, 1/18/24 222 3 — 3
Morgan Stanley, Pay Underlying
Reference: Microchip Technology Monthly,
Receive Variable 4.657% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 830 (14) — (14)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Communities Monthly, Receive Variable
4.657% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 258 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Newmont Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 263 11 — 11
Morgan Stanley, Pay Underlying
Reference: Okta Monthly, Receive Variable
4.657% (SOFR + (0.20)%) Monthly,
1/18/24 156 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 2,356 (35) — (35)
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
4.657% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 277 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.657% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 749 58 — 58
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 494 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Ulta Beauty Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 233 14 — 14
Morgan Stanley, Pay Underlying
Reference: Vanguard Consumer
Discretionary Monthly, Receive Variable
3.734% (SOFR + (1.13)%) Monthly,
1/18/24 176 1 — 1
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.657% (SOFR + (0.20)%)
Monthly, 1/18/24 485 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Activision Blizzard Monthly,
Pay Variable 4.933% (SOFR + 0.40%)
Monthly, 1/18/24 189 — — —
Morgan Stanley, Receive Underlying
Reference: Agilent Technologies Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 978 27 — 27

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Allakos Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 73 9 — 9
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
5.257% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 18 — — —
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 248 3 — 3
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 339 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: AMETEK Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 628 1 — 1
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 400 19 — 19
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 999 49 — 49
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 5.219% (SOFR + 0.40%)
Monthly, 1/18/24 38 5 — 5
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 226 31 — 31
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 350 19 — 19
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 732 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 5.084% (SOFR +
0.40%) Monthly, 1/18/24 147 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 213 23 — 23
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 357 — — —
Morgan Stanley, Receive Underlying
Reference: Dollar General Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 156 7 — 7
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 5.257% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 218 9 — 9
Morgan Stanley, Receive Underlying
Reference: Extra Space Storage Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 460 (51) — (51)
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 565 32 — 32
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 231 15 — 15
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 363 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: FMC Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 514 3 — 3
Morgan Stanley, Receive Underlying
Reference: Hess Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 261 33 — 33
Morgan Stanley, Receive Underlying
Reference: Huntington Ingalls Industries
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 1,045 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Illumina Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 729 30 — 30

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 175 11 — 11
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 487 54 — 54
Morgan Stanley, Receive Underlying
Reference: Karuna Therapeutics Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 75 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 273 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 127 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 317 27 — 27
Morgan Stanley, Receive Underlying
Reference: Mckesson Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 316 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 269 25 — 25
Morgan Stanley, Receive Underlying
Reference: Morphic Holding Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 85 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 1,365 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 698 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Public Storage Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 265 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Qualcomm Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 331 23 — 23
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 188 26 — 26
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 275 7 — 7
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
5.257% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 364 2 — 2
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 233 3 — 3
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 324 10 — 10
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 627 24 — 24
Morgan Stanley, Receive Underlying
Reference: Seagen Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 1,730 (55) — (55)
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 71 7 — 7
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 5.084% (SOFR +
0.40%) Monthly, 1/18/24 282 (7) — (7)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Vaxcyte Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 72 — — —
Morgan Stanley, Receive Underlying
Reference: Ventyx Biosciences Monthly,
Pay Variable 5.257% (SOFR + 0.40%)
Monthly, 1/18/24 70 3 — 3
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
5.257% (SOFR + 0.40%) Monthly, 1/18/24 679 34 — 34
Morgan Stanley, Receive Underlying
Reference: Vmware, Class A Monthly, Pay
Variable 4.738% (SOFR + 0.40%) Monthly,
1/18/24 379 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 586 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Weyerhaeuser Monthly, Pay
Variable 5.257% (SOFR + 0.40%) Monthly,
1/18/24 356 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 5.257% (SOFR +
0.40%) Monthly, 1/18/24 373 (8) — (8)
Total United States (102) 1,445
Virgin Islands (British) (0.0)%
Bank of America, Receive Underlying
Reference: Biohaven Monthly, Pay Variable
5.157% (SOFR + 0.30%) Monthly, 1/18/24 119 (30) — (30)
Total Virgin Islands (British) — (30)
Total Bilateral Total Return Swaps (102) 1,814
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Barclays Bank, 5 Year Interest Rate Swap,
Receive Fixed 10.270% at Maturity, Pay
Variable 13.65%, (BRL CDI) at Maturity,
1/2/29 * 1,370 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, 3 Year Interest Rate
Swap, Receive Fixed 10.035% at Maturity,
Pay Variable 13.65%, (BRL CDI) at
Maturity, 1/4/27 * 1,183 — — —
Total Brazil — (1)
Total Bilateral Interest Rate Swaps — (1)
Total Bilateral Swaps (1,409) 1,483
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.1)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,895 (106) (74) (32)
Total Canada (32)
Colombia 0.0%
Protection Bought (Relevant Credit:
Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 441 18 39 (21)
Total Colombia (21)
Foreign/Europe 0.0%
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S39, 5 Year Index ), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,890 37 99 (62)
Total Foreign/Europe (62)
Luxembourg 0.1%
Protection Bought (Relevant Credit: Altice
Finco), Pay 5.00% Quarterly, Receive upon
credit default, 12/20/27 435 148 53 95
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 85 (13) (19) 6
Total Luxembourg 101

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 740 31 48 (17)
Total South Africa (17)
United States (0.2)%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,230 (55) (5) (50)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 880 4 47 (43)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 45 1 2 (1)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 760 (80) (74) (6)
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 822 (14) 1 (15)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 800 (21) (13) (8)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 420 (57) (8) (49)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 762 (104) (91) (13)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 255 19 46 (27)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 2,332 (79) (27) (52)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 590 (24) (21) (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 8,460 (146) (88) (58)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,995 (38) (2) (36)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 83 1 10 (9)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 870 19 57 (38)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 320 (3) 17 (20)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (5) (3) (2)
Protection Bought (Relevant Credit: The
Gap), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/27 240 27 42 (15)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 200 14 30 (16)
Total United States (461)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (492)
Credit Default Swaps, Protection Sold 0.3%
Foreign/Europe 0.1%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 4,673 272 194 78
Total Foreign/Europe 78
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 25 4 2 2
Total Luxembourg 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.2%
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 82 — (3) 3
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 105 (2) (8) 6
Protection Sold (Relevant Credit: DISH
DBS, Caa2*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/26 250 (80) (48) (32)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 7 4 3
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 1,250 123 45 78
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 2,005 (108) (206) 98
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 6,101 347 (91) 438
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,396 105 9 96
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 5,645 232 143 89
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 927 15 6 9
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 190 1 (3) 4
Total United States 792
Total Centrally Cleared Credit Default Swaps,
Protection Sold 872

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
Canada (0.0)%
30 Year Interest Rate Swap, Pay Fixed
3.525% Semi-Annually, Receive Variable
5.000% (CORRA) Semi-Annually, 7/28/53 615 (8) — (8)
Total Canada (8)
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.830% Quarterly, Receive Variable
1.850% (7 Day Interbank Repo) Quarterly,
3/20/28 10,360 (25) — (25)
Total China (25)
Czech Republic (0.0)%
5 Year Interest Rate Swap, Receive Fixed
4.060% Annually, Pay Variable 7.090% (6M
CZK PRIBOR) Semi-Annually, 7/20/28 8,787 (4) — (4)
5 Year Interest Rate Swap, Receive Fixed
4.120% Annually, Pay Variable 7.100% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 4,394 (1) — (1)
5 Year Interest Rate Swap, Receive Fixed
4.130% Annually, Pay Variable 7.100% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 4,394 (1) — (1)
Total Czech Republic (6)
Foreign/Europe 0.0%
2 Year Interest Rate Swap, Receive Fixed
3.723% Annually, Pay Variable 3.972% (6M
EURIBOR) Semi-Annually, 7/28/25 2,613 (1) — (1)
2 Year Interest Rate Swap, Receive Fixed
3.726% Annually, Pay Variable 3.972% (6M
EURIBOR) Semi-Annually, 7/28/25 2,612 — — —
5 Year Interest Rate Swap, Receive Fixed
3.370% Annually, Pay Variable 3.955% (6M
EURIBOR) Semi-Annually, 7/14/28 6,544 50 — 50
30 Year Interest Rate Swap, Pay Fixed
2.747% Annually, Receive Variable 3.955%
(6M EURIBOR) Semi-Annually, 7/14/53 1,461 (17) — (17)
Total Foreign/Europe 32
India (0.0)%
2 Year Interest Rate Swap, Receive Fixed
6.590% Semi-Annually, Pay Variable
6.600% (1 Day INR MIBOR) Semi-Annually,
5/30/24 45,000 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
6.870% at Maturity, Pay Variable 6.600% (1
Day INR MIBOR) at Maturity, 6/24/24 44,500 — — —
5 Year Interest Rate Swap, Pay Fixed
6.835% Semi-Annually, Receive Variable
6.600% (1 Day INR MIBOR) Semi-Annually,
5/31/27 45,000 (5) 1 (6)
5 Year Interest Rate Swap, Pay Fixed
7.068% at Maturity, Receive Variable
6.600% (1 Day INR MIBOR) at Maturity,
6/22/27 44,500 (11) — (11)
Total India (18)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.303% Annually, Receive Variable
(0.068)% (JPY TONA) Annually, 7/24/28 228,050 3 — 3
10 Year Interest Rate Swap, Pay Fixed
0.639% Annually, Receive Variable
(0.059)% (JPY TONA) Annually, 7/28/33 104,447 8 — 8
10 Year Interest Rate Swap, Pay Fixed
0.648% Annually, Receive Variable
(0.059)% (JPY TONA) Annually, 7/28/33 105,913 8 — 8
10 Year Interest Rate Swap, Pay Fixed
0.658% Annually, Receive Variable
(0.054)% (JPY TONA) Annually, 5/2/33 56,700 2 — 2
10 Year Interest Rate Swap, Pay Fixed
0.659% Annually, Receive Variable
(0.054)% (JPY TONA) Annually, 5/2/33 56,700 2 — 2
10 Year Interest Rate Swap, Pay Fixed
0.660% Annually, Receive Variable
(0.054)% (JPY TONA) Annually, 5/2/33 28,350 1 — 1
Total Japan 24
Mexico (0.0)%
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.508% (MXIBTIIE) 28 Days, 4/15/43 18,322 (2) — (2)
Total Mexico (2)
New Zealand (0.0)%
2 Year Interest Rate Swap, Receive Fixed
5.003% Semi-Annually, Pay Variable
5.625% (3M NDBB) Quarterly, 5/9/25 12,390 (84) — (84)
2 Year Interest Rate Swap, Receive Fixed
5.074% Semi-Annually, Pay Variable
5.825% (3M NDBB) Quarterly, 2/21/25 2,240 5 1 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
5.079% Semi-Annually, Pay Variable
5.825% (3M NDBB) Quarterly, 2/21/25 3,245 5 — 5
2 Year Interest Rate Swap, Receive Fixed
5.196% Semi-Annually, Pay Variable
5.680% (3M NDBB) Quarterly, 6/2/25 14,000 (59) — (59)
2 Year Interest Rate Swap, Receive Fixed
5.369% Semi-Annually, Pay Variable
5.700% (3M NDBB) Quarterly, 2/28/25 1,958 11 — 11
2 Year Interest Rate Swap, Receive Fixed
5.380% Semi-Annually, Pay Variable
5.700% (3M NDBB) Quarterly, 2/28/25 253 1 — 1
2 Year Interest Rate Swap, Receive Fixed
5.425% Semi-Annually, Pay Variable
5.680% (3M NDBB) Quarterly, 2/28/25 2,314 14 — 14
Total New Zealand (108)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
5.465% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/2/28 1,987 (16) — (16)
5 Year Interest Rate Swap, Pay Fixed
5.470% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/2/28 634 (5) — (5)
5 Year Interest Rate Swap, Pay Fixed
5.480% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/1/28 934 (8) — (8)
5 Year Interest Rate Swap, Pay Fixed
5.590% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 5/30/28 1,868 (17) — (17)
5 Year Interest Rate Swap, Pay Fixed
5.595% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 5/30/28 1,868 (18) — (18)
Total Poland (64)
United Kingdom 0.0%
2 Year Interest Rate Swap, Receive Fixed
6.134% Annually, Pay Variable 4.932%
(GBP SONIA) Annually, 7/14/25 7,975 102 — 102
5 Year Interest Rate Swap, Pay Fixed
4.982% Annually, Receive Variable 4.932%
(GBP SONIA) Annually, 6/21/28 875 (8) — (8)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 3.750%
(GBP SONIA) Annually, 9/27/51 215 143 — 143

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 3.865%
(GBP SONIA) Annually, 10/11/72 104 (14) — (14)
Total United Kingdom 223
United States (0.0)%
1 Year Interest Rate Swap, Receive Fixed
5.140% at Maturity, Pay Variable 5.310%
(SOFR) at Maturity, 6/3/24 20,202 (51) — (51)
5 Year Interest Rate Swap, Receive Fixed
3.340% Annually, Pay Variable 5.310%
(SOFR) Annually, 4/6/28 2,630 (89) — (89)
10 Year Interest Rate Swap, Pay Fixed
3.350% Annually, Receive Variable 4.932%
(SOFR) Annually, 2/8/33 810 28 — 28
10 Year Interest Rate Swap, Pay Fixed
3.582% Annually, Receive Variable 4.713%
(SOFR) Annually, 11/16/32 495 9 — 9
10 Year Interest Rate Swap, Pay Fixed
3.740% Annually, Receive Variable 4.975%
(SOFR) Annually, 3/3/33 256 1 — 1
10 Year Interest Rate Swap, Pay Fixed
3.750% Annually, Receive Variable 4.984%
(SOFR) Annually, 3/7/33 2,350 3 — 3
10 Year Interest Rate Swap, Pay Fixed
3.824% Annually, Receive Variable 4.982%
(SOFR) Annually, 3/7/33 425 (2) — (2)
30 Year Interest Rate Swap, Pay Fixed
2.982% Annually, Receive Variable 5.310%
(SOFR) Annually, 4/7/53 668 52 — 52
30 Year Interest Rate Swap, Pay Fixed
3.276% Annually, Receive Variable 4.971%
(SOFR) Annually, 3/3/53 500 12 — 12
30 Year Interest Rate Swap, Pay Fixed
3.348% Annually, Receive Variable 5.310%
(SOFR) Annually, 8/4/53 280 — — —
Total United States (37)
Total Centrally Cleared Interest Rate Swaps 11
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 804 11 — 11

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 9 — 9
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 5 — 5
Total Foreign/Europe 25
United States 0.0%
1 Year Zero-Coupon Inflation Swap Pay
Fixed 2.355% at Maturity, Receive Variable
(Change in CPI) at Maturity, 7/29/24 23,360 9 — 9
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.440% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 418 4 — 4
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 238 2 — 2
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.453% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 419 5 1 4
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.486% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 209 3 — 3
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 416 6 — 6
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.498% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 655 10 1 9
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.532% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 423 5 — 5
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 423 4 — 4
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 444 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.634% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/1/33 3,362 3 — 3
Total United States 54
Total Centrally Cleared Zero-Coupon Inflation Swaps 79
Total Centrally Cleared Swaps 470
Net payments (receipts) of variation margin to date (470)
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of July 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(76).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/2/23 EUR 123 USD 135 $ —
Bank of America 8/11/23 CLP 724,714 USD 889 (26)
Bank of America 8/25/23 EUR 718 USD 788 3
Bank of America 8/25/23 EUR 420 USD 465 (3)
Bank of America 8/25/23 GBP 459 USD 575 14
Bank of America 8/25/23 USD 1,619 EUR 1,454 18
Bank of America 8/25/23 USD 143 EUR 131 (1)
Bank of America 8/25/23 USD 3,445 GBP 2,748 (82)
Bank of America 8/25/23 USD 1,025 SEK 11,051 (26)
Bank of America 9/5/23 USD 136 EUR 123 —
Bank of America 9/8/23 COP 1,373,031 USD 328 18
Bank of America 10/13/23 HUF 31,654 USD 93 (5)
Bank of America 10/13/23 USD 2,483 ZAR 47,290 (144)
Bank of America 10/17/23 USD 278 SGD 367 1
Bank of America 10/20/23 AUD 701 USD 475 (3)
Bank of America 10/20/23 JPY 89,301 USD 652 (17)
Bank of America 10/20/23 NZD 495 USD 308 —
Bank of America 10/20/23 USD 835 AUD 1,250 (6)
Bank of America 10/20/23 USD 2,254 NZD 3,625 2
Barclays Bank 8/2/23 KRW 5,598,900 USD 4,394 (1)
Barclays Bank 8/2/23 USD 4,395 KRW 5,598,900 3
Barclays Bank 8/11/23 USD 397 CLP 325,980 9
Barclays Bank 8/25/23 GBP 941 USD 1,178 30
Barclays Bank 9/5/23 USD 4,401 KRW 5,598,900 10
Barclays Bank 10/6/23 USD 566 KRW 738,661 (15)
BNP Paribas 8/2/23 JPY 1,087,959 USD 7,547 103
BNP Paribas 8/2/23 USD 3,991 CAD 5,283 (15)
BNP Paribas 8/2/23 USD 81 EUR 74 (1)
BNP Paribas 8/2/23 USD 987 JPY 142,301 (14)
BNP Paribas 8/11/23 USD 323 CLP 261,019 12
BNP Paribas 8/18/23 PLN 551 USD 134 4
BNP Paribas 8/18/23 USD 421 PLN 1,765 (19)
BNP Paribas 8/25/23 EUR 476 USD 518 5
BNP Paribas 8/25/23 GBP 1,000 USD 1,259 24
BNP Paribas 8/25/23 USD 4,388 EUR 4,010 (26)
BNP Paribas 8/25/23 USD 799 GBP 640 (22)
BNP Paribas 9/5/23 BRL 142 USD 29 1
BNP Paribas 9/5/23 USD 189 BRL 965 (14)
BNP Paribas 9/8/23 COP 554,131 USD 122 18
BNP Paribas 9/8/23 MYR 1,255 USD 274 5
BNP Paribas 9/8/23 USD 208 COP 952,309 (32)
BNP Paribas 9/8/23 USD 151 MYR 691 (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 9/15/23 CNH 3,635 USD 509 $ 2
BNP Paribas 10/6/23 USD 337 INR 28,017 (3)
BNP Paribas 10/20/23 JPY 100,280 USD 737 (23)
BNY Mellon 8/2/23 NOK 74,242 USD 6,908 418
BNY Mellon 9/5/23 USD 91 BRL 445 (3)
Canadian Imperial Bank
of Commerce 8/2/23 GBP 3,935 USD 4,965 85
Canadian Imperial Bank
of Commerce 8/2/23 JPY 142,301 USD 1,005 (4)
Canadian Imperial Bank
of Commerce 8/2/23 USD 1,783 GBP 1,413 (30)
Canadian Imperial Bank
of Commerce 8/2/23 USD 7,681 JPY 1,087,959 31
Canadian Imperial Bank
of Commerce 8/25/23 EUR 315 USD 345 2
Canadian Imperial Bank
of Commerce 9/5/23 JPY 1,087,959 USD 7,722 (29)
Canadian Imperial Bank
of Commerce 9/5/23 USD 1,010 JPY 142,301 4
Canadian Imperial Bank
of Commerce 10/20/23 CAD 861 USD 652 2
Canadian Imperial Bank
of Commerce 10/20/23 JPY 241,245 USD 1,702 15
Citibank 8/11/23 USD 215 CLP 173,723 8
Citibank 8/18/23 PLN 2,518 USD 603 25
Citibank 8/18/23 RSD 5,081 USD 47 —
Citibank 8/18/23 USD 891 PLN 3,725 (38)
Citibank 8/18/23 USD 125 RSD 13,311 —
Citibank 8/18/23 USD 152 RSD 16,383 (2)
Citibank 8/25/23 EUR 848 USD 923 11
Citibank 8/25/23 GBP 483 USD 617 4
Citibank 8/25/23 USD 2,153 EUR 1,917 43
Citibank 8/25/23 USD 393 EUR 365 (9)
Citibank 8/25/23 USD 318 GBP 249 (2)
Citibank 9/8/23 USD 474 COP 2,142,694 (66)
Citibank 9/15/23 CNH 5,784 USD 802 11
Citibank 10/6/23 IDR 6,742,286 USD 449 (3)
Citibank 10/6/23 TWD 2,726 USD 88 (1)
Citibank 10/6/23 USD 24 IDR 361,969 —
Citibank 10/13/23 RON 1,263 USD 280 1
Citibank 10/13/23 USD 94 MXN 1,613 (1)
Citibank 10/13/23 USD 181 RON 814 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/17/23 SGD 367 USD 275 $ 2
Citibank 10/19/23 USD 1,539 ILS 5,690 (13)
Citibank 10/20/23 USD 1,636 AUD 2,390 26
Deutsche Bank 8/2/23 NZD 2,578 USD 1,570 31
Deutsche Bank 8/2/23 SEK 8,935 USD 829 20
Deutsche Bank 8/18/23 RSD 12,705 USD 119 1
Deutsche Bank 8/18/23 RSD 7,635 USD 73 (1)
Deutsche Bank 8/25/23 EUR 987 USD 1,112 (25)
Deutsche Bank 8/25/23 SEK 11,051 USD 1,059 (8)
Deutsche Bank 9/5/23 USD 189 BRL 965 (13)
Deutsche Bank 9/8/23 MYR 636 USD 139 2
Deutsche Bank 9/8/23 USD 77 MYR 350 (1)
Deutsche Bank 10/6/23 USD 445 TWD 13,781 4
Deutsche Bank 10/13/23 HUF 24,174 USD 71 (4)
Deutsche Bank 10/13/23 USD 135 CZK 2,944 —
Deutsche Bank 10/13/23 USD 756 HUF 266,760 10
Goldman Sachs 8/2/23 BRL 3,390 USD 715 2
Goldman Sachs 8/2/23 INR 232,175 USD 2,823 —
Goldman Sachs 8/2/23 USD 693 BRL 3,390 (24)
Goldman Sachs 8/2/23 USD 2,815 INR 232,175 (8)
Goldman Sachs 8/2/23 USD 1,558 MXN 26,053 3
Goldman Sachs 8/11/23 USD 160 CLP 128,857 6
Goldman Sachs 8/25/23 EUR 837 USD 919 3
Goldman Sachs 9/5/23 MXN 26,053 USD 1,549 (3)
Goldman Sachs 9/5/23 USD 1,439 BRL 6,850 —
Goldman Sachs 9/8/23 THB 3,091 USD 90 1
Goldman Sachs 9/8/23 USD 388 THB 13,363 (4)
Goldman Sachs 9/15/23 CZK 8,730 USD 395 6
Goldman Sachs 9/15/23 HUF 145,470 USD 416 (7)
Goldman Sachs 9/15/23 IDR 5,885,000 USD 396 (7)
Goldman Sachs 9/15/23 USD 146 CNH 1,036 —
Goldman Sachs 10/6/23 IDR 5,887,478 USD 394 (4)
Goldman Sachs 10/6/23 USD 837 IDR 12,629,764 2
Goldman Sachs 10/6/23 USD 39 INR 3,207 —
Goldman Sachs 10/6/23 USD 783 TWD 24,278 7
Goldman Sachs 10/20/23 USD 1,973 JPY 277,206 —
HSBC Bank 8/2/23 INR 79,713 USD 969 —
HSBC Bank 8/2/23 USD 971 INR 79,713 1
HSBC Bank 8/25/23 USD 806 GBP 645 (22)
HSBC Bank 9/8/23 MYR 636 USD 139 2
HSBC Bank 9/8/23 THB 2,804 USD 81 1
HSBC Bank 9/8/23 USD 77 MYR 350 (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 9/15/23 USD 1,498 CNH 10,595 $ 8
HSBC Bank 10/6/23 USD 411 TWD 12,721 4
JPMorgan Chase 8/2/23 AUD 1,012 USD 680 —
JPMorgan Chase 8/2/23 BRL 30,193 USD 6,211 172
JPMorgan Chase 8/2/23 GBP 1,713 USD 2,161 37
JPMorgan Chase 8/2/23 GBP 427 USD 549 (1)
JPMorgan Chase 8/2/23 MXN 29,553 USD 1,734 30
JPMorgan Chase 8/2/23 NZD 1,135 USD 703 2
JPMorgan Chase 8/2/23 SEK 48,075 USD 4,624 (57)
JPMorgan Chase 8/2/23 USD 6,368 BRL 30,193 (15)
JPMorgan Chase 8/2/23 USD 2,420 NOK 24,317 21
JPMorgan Chase 8/2/23 USD 2,839 NOK 29,225 (45)
JPMorgan Chase 8/2/23 ZAR 11,504 USD 647 (4)
JPMorgan Chase 8/3/23 USD 1,301 CHF 1,129 6
JPMorgan Chase 8/3/23 USD 8,992 CHF 8,028 (217)
JPMorgan Chase 8/11/23 CLP 94,775 USD 118 (5)
JPMorgan Chase 8/11/23 USD 351 CLP 284,593 12
JPMorgan Chase 8/18/23 PLN 315 USD 75 4
JPMorgan Chase 8/18/23 RSD 6,346 USD 59 1
JPMorgan Chase 8/18/23 USD 186 PLN 753 (1)
JPMorgan Chase 8/18/23 USD 55 RSD 6,028 (2)
JPMorgan Chase 8/25/23 EUR 902 USD 989 4
JPMorgan Chase 8/25/23 EUR 1,358 USD 1,496 (1)
JPMorgan Chase 8/25/23 GBP 435 USD 545 13
JPMorgan Chase 8/25/23 USD 2,179 EUR 1,981 (2)
JPMorgan Chase 9/5/23 BRL 344 USD 69 3
JPMorgan Chase 9/5/23 BRL 1,558 USD 328 —
JPMorgan Chase 9/5/23 USD 506 BRL 2,459 (11)
JPMorgan Chase 9/8/23 COP 8,841 USD 2 —
JPMorgan Chase 9/8/23 THB 3,244 USD 94 1
JPMorgan Chase 9/8/23 USD 349 COP 1,491,819 (27)
JPMorgan Chase 9/8/23 USD 408 THB 14,024 (3)
JPMorgan Chase 9/15/23 CNH 4,954 USD 690 6
JPMorgan Chase 9/15/23 USD 1,079 CNH 7,662 2
JPMorgan Chase 9/15/23 USD 1,169 CNH 8,428 (16)
JPMorgan Chase 10/6/23 KZT 132,600 USD 285 7
JPMorgan Chase 10/13/23 HUF 13,498 USD 39 (1)
JPMorgan Chase 10/13/23 MXN 1,482 USD 87 1
JPMorgan Chase 10/13/23 USD 571 MXN 9,932 (14)
JPMorgan Chase 10/20/23 AUD 190 USD 129 (1)
JPMorgan Chase 10/20/23 CAD 1,372 USD 1,042 (1)
JPMorgan Chase 10/20/23 CHF 290 USD 338 (2)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 10/20/23 JPY 82,111 USD 589 $ (4)
JPMorgan Chase 10/20/23 NZD 60 USD 37 —
Morgan Stanley 8/2/23 INR 1,716,420 USD 20,906 (39)
Morgan Stanley 8/2/23 KRW 5,598,900 USD 4,395 (3)
Morgan Stanley 8/2/23 USD 20,887 INR 1,716,420 19
Morgan Stanley 8/2/23 USD 4,301 KRW 5,598,900 (91)
Morgan Stanley 8/25/23 EUR 100 USD 110 —
Morgan Stanley 9/5/23 BRL 719 USD 143 8
Morgan Stanley 9/5/23 USD 1,510 BRL 7,645 (96)
Morgan Stanley 9/5/23 USD 12,354 INR 1,014,154 35
Morgan Stanley 9/8/23 USD 279 COP 1,269,745 (41)
Morgan Stanley 9/15/23 CNH 13,569 USD 1,908 (1)
Morgan Stanley 10/13/23 HUF 29,041 USD 86 (4)
Morgan Stanley 10/13/23 USD 39 HUF 13,498 1
Morgan Stanley 10/13/23 USD 1,201 MXN 20,876 (28)
Morgan Stanley 10/20/23 USD 882 JPY 123,765 1
RBC Dominion Securities 8/2/23 CAD 5,283 USD 3,997 9
RBC Dominion Securities 8/2/23 EUR 7,517 USD 8,288 (22)
RBC Dominion Securities 8/2/23 GBP 1,413 USD 1,816 (3)
RBC Dominion Securities 8/2/23 USD 8,265 EUR 7,566 (54)
RBC Dominion Securities 8/2/23 USD 7,810 GBP 6,075 13
RBC Dominion Securities 8/25/23 GBP 38 USD 48 1
RBC Dominion Securities 8/25/23 USD 51 EUR 45 1
RBC Dominion Securities 8/25/23 USD 300 EUR 274 (2)
RBC Dominion Securities 8/25/23 USD 890 GBP 715 (28)
RBC Dominion Securities 9/5/23 GBP 6,075 USD 7,811 (13)
RBC Dominion Securities 9/5/23 USD 3,999 CAD 5,283 (9)
RBC Dominion Securities 9/5/23 USD 8,301 EUR 7,517 21
RBC Dominion Securities 9/5/23 USD 1,816 GBP 1,413 3
RBC Dominion Securities 10/13/23 USD 1,695 MXN 29,431 (38)
RBC Dominion Securities 10/20/23 CAD 230 USD 174 —
Standard Chartered 8/2/23 USD 2,863 AUD 4,330 (46)
Standard Chartered 8/25/23 EUR 366 USD 395 8
Standard Chartered 8/25/23 EUR 55 USD 61 (1)
Standard Chartered 8/25/23 USD 625 EUR 574 (7)
Standard Chartered 8/25/23 USD 404 GBP 325 (13)
Standard Chartered 9/5/23 BRL 2,940 USD 595 23
Standard Chartered 9/8/23 MYR 339 USD 74 1
Standard Chartered 10/20/23 NZD 90 USD 56 —
Standard Chartered 10/20/23 USD 867 JPY 118,535 24
Standard Chartered 10/20/23 USD 287 NZD 450 7
State Street 8/2/23 AUD 3,318 USD 2,223 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 8/2/23 BRL 26,803 USD 5,653 $ 13
State Street 8/2/23 USD 5,655 BRL 26,803 (11)
State Street 8/2/23 USD 203 MXN 3,500 (6)
State Street 8/2/23 USD 2,301 NZD 3,714 (5)
State Street 8/2/23 USD 5,421 SEK 57,010 4
State Street 8/2/23 USD 937 ZAR 16,594 9
State Street 8/2/23 ZAR 5,089 USD 268 17
State Street 8/3/23 CHF 9,157 USD 10,523 (19)
State Street 8/25/23 EUR 1,306 USD 1,425 14
State Street 8/25/23 GBP 2,586 USD 3,267 52
State Street 8/25/23 GBP 264 USD 340 (1)
State Street 8/25/23 USD 1,939 EUR 1,750 13
State Street 8/25/23 USD 2,056 EUR 1,896 (31)
State Street 8/25/23 USD 71 GBP 55 —
State Street 8/25/23 USD 3,568 GBP 2,841 (78)
State Street 9/5/23 BRL 38,248 USD 7,968 66
State Street 9/5/23 NZD 3,713 USD 2,302 5
State Street 9/5/23 SEK 57,010 USD 5,430 (4)
State Street 9/5/23 USD 2,226 AUD 3,318 (6)
State Street 9/5/23 USD 1,411 BRL 7,138 (88)
State Street 9/5/23 USD 10,558 CHF 9,157 15
State Street 9/5/23 ZAR 16,593 USD 934 (9)
State Street 9/8/23 COP 1,043,524 USD 243 20
State Street 9/8/23 USD 65 COP 276,959 (5)
State Street 10/3/23 BRL 2,033 USD 418 8
State Street 10/6/23 IDR 514,450 USD 35 (1)
State Street 10/6/23 INR 2,635 USD 32 —
State Street 10/6/23 KRW 493,430 USD 378 10
State Street 10/6/23 USD 39 INR 3,189 —
State Street 10/6/23 USD 37 KRW 48,383 (1)
State Street 10/13/23 MXN 578 USD 33 1
State Street 10/13/23 USD 3,971 MXN 69,294 (111)
State Street 10/20/23 USD 904 CAD 1,191 —
State Street 10/20/23 USD 55 JPY 7,675 —
State Street 10/20/23 USD 109 NZD 175 —
UBS Investment Bank 8/2/23 USD 2,040 NOK 20,700 (3)
UBS Investment Bank 8/11/23 USD 171 CLP 138,770 6
UBS Investment Bank 8/18/23 PLN 243 USD 59 2
UBS Investment Bank 8/25/23 EUR 136 USD 151 (1)
UBS Investment Bank 8/25/23 GBP 114 USD 141 5
UBS Investment Bank 8/25/23 USD 1,580 EUR 1,429 7
UBS Investment Bank 8/25/23 USD 1,291 EUR 1,187 (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 9/5/23 BRL 2,631 USD 516 $ 36
UBS Investment Bank 9/5/23 NOK 20,700 USD 2,042 3
UBS Investment Bank 9/8/23 COP 582,341 USD 137 10
UBS Investment Bank 9/8/23 THB 3,172 USD 92 1
UBS Investment Bank 9/8/23 USD 191 COP 867,273 (28)
UBS Investment Bank 9/8/23 USD 409 PHP 23,054 (12)
UBS Investment Bank 9/8/23 USD 398 THB 13,716 (4)
UBS Investment Bank 10/6/23 INR 49,626 USD 603 (1)
UBS Investment Bank 10/6/23 USD 1,190 INR 97,985 1
UBS Investment Bank 10/13/23 HUF 25,533 USD 75 (4)
UBS Investment Bank 10/13/23 USD 94 MXN 1,610 —
Wells Fargo 9/5/23 USD 506 BRL 2,495 (18)
Wells Fargo 9/8/23 USD 79 COP 338,396 (6)
Wells Fargo 10/6/23 USD 706 PEN 2,582 (8)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (375)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 74 Three Month SOFR Futures contracts 3/24 17,506 $ 2
Short, 74 Three Month SOFR Futures contracts 3/25 (17,736) 91
Short, 22 CAC40 Index contracts 8/23 (1,817) (39)
Long, 268 OMX Swedish Index contracts 8/23 5,742 30
Long, 10 ASX SPI 200 Index contracts 9/23 1,236 28
Long, 11 Commonwealth of Australia ten year bond
contracts 9/23 856 (3)
Short, 6 DAX Performance Index contracts 9/23 (2,729) (116)
Short, 154 Euro BOBL contracts 9/23 (19,623) 25
Long, 103 Euro BTP contracts 9/23 13,137 126
Short, 44 Euro BUND contracts 9/23 (6,434) (2)
Short, 2 Euro BUXL thirty year bond contracts 9/23 (296) 6
Long, 33 Euro OAT contracts 9/23 4,628 (26)
Short, 112 Euro SCHATZ contracts 9/23 (12,936) 5
Short, 78 Euro STOXX contracts 9/23 (3,856) (104)
Short, 60 FTSE 100 Index contracts 9/23 (5,921) (201)
Long, 12 FTSE MIB Index contracts 9/23 1,966 153
Short, 96 Government of Canada ten year bond
contracts 9/23 (8,744) 103
Short, 97 Mini ten year JGB contracts 9/23 (10,014) 73
Short, 108 MSCI EAFE Index contracts 9/23 (11,911) (295)
Short, 119 MSCI Emerging Markets Index contracts 9/23 (6,273) (278)
Short, 3 NASDAQ 100 E-Mini contracts 9/23 (952) (63)
Long, 24 Republic of South Korea ten year bond
contracts 9/23 2,072 (20)
Short, 16 S&P 500 E-mini Index Communication
Services Sector contracts 9/23 (1,448) (93)
Short, 13 S&P 500 E-mini Index Consumer
Discretionary Sector contracts 9/23 (2,297) (107)
Short, 12 S&P 500 E-mini Index Consumer Staples
Sector contracts 9/23 (919) (20)
Short, 67 S&P 500 E-Mini Index contracts 9/23 (15,459) (2)
Long, 8 S&P 500 E-mini Index Energy Sector
contracts 9/23 737 54
Short, 10 S&P 500 E-mini Index Financial Sector
contracts 9/23 (1,094) (51)
Short, 29 S&P 500 E-mini Index Materials Sector
contracts 9/23 (2,647) (48)
Long, 12 S&P 500 E-mini Index Real Estate Select
Sector contracts 9/23 564 17

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4 S&P 500 E-mini Index Technology Sector
contracts 9/23 723 $ (1)
Long, 6 S&P 500 E-mini Index Utilities Sector
contracts 9/23 408 10
Short, 14 S&P/TSX 60 Index contracts 9/23 (2,633) (86)
Short, 58 TOPIX Index contracts 9/23 (9,487) (262)
Long, 128 U.K. Gilt ten year contracts 9/23 15,791 126
Long, 151 U.S. Treasury Long Bond contracts 9/23 18,790 (418)
Short, 63 U.S. Treasury Notes five year contracts 9/23 (6,730) 16
Short, 188 U.S. Treasury Notes ten year contracts 9/23 (20,944) 164
Short, 130 U.S. Treasury Notes two year contracts 9/23 (26,394) 45
Short, 63 Ultra U.S. Treasury Bonds contracts 9/23 (8,330) 109
Long, 12 Ultra U.S. Treasury Notes ten year contracts 9/23 1,404 (21)
Short, 65 Three Month SOFR Futures contracts 9/24 (15,464) (8)
Net payments (receipts) of variation margin to date 942
Variation margin receivable (payable) on open futures contracts $ (139)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 3,425++
Totals $ —# $ — $ 3,425+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 106,299  ¤  ¤ $ 109,873
Total $ 109,873^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,425 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $109,873.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments
107
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in

T. ROWE PRICE Multi-Strategy Total Return Fund

foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 59,945 $ — $ 59,945
Bank Loans — 26,645 2,163 28,808
Common Stocks 44,842 14,485 122 59,449
Convertible Preferred Stocks — — 366 366
Corporate Bonds — 66,543 — 66,543
Preferred Stocks — 746 — 746
Private Investment Company
2
— — — 55
Short-Term Investments 103,843 — — 103,843
Securities Lending Collateral 6,030 — — 6,030
Options Purchased 43 117 — 160
Total Securities 154,758 168,481 2,651 325,945
Swaps* — 7,771 — 7,771
Forward Currency Exchange
Contracts — 1,905 — 1,905
Futures Contracts* 1,183 — — 1,183
Total $ 155,941 $ 178,157 $ 2,651 $ 336,804
Liabilities
Options Written $ — $ 972 $ — $ 972
Swaps* — 7,227 — 7,227
Forward Currency Exchange
Contracts — 2,280 — 2,280
Futures Contracts* 2,264 — — 2,264
Total $ 2,264 $ 10,479 $ — $ 12,743
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1112-054Q3 07/23
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.